UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06247

AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	11-30

Date of reporting period:	5-31-2012

ITEM 1.  REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT          |          MAY 31, 2012

Emerging Markets Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Notes to Financial Statements	14
Financial Highlights	20
Additional Information	23

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended May 31, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the next annual report, dated November 30, 2012, will provide additional market perspective and commentary from our portfolio management team.

Macroeconomic and Financial Market Overview

The six-month period covered by this report began in late 2011 on a relatively strong note, with market values, yields, and investor activity reflecting optimism for 2012. Concerns about the European sovereign debt crisis had eased somewhat. Renewed optimism (similar to early in the first quarter of 2011) inspired investors to generally favor stocks over bonds, and higher-yielding investments over lower-yielding.

This risk-tolerant attitude prevailed through March 2012, but broke down in April and May. During the first four months, investor optimism helped push equities—both domestic and foreign—to double-digit returns. In contrast, the U.S. Treasury market suffered negative returns.

But trends reversed during the final two months of the reporting period. Several U.S. growth indicators slowed, and Europe’s sovereign debt crisis turned for the worse. Spain’s banking sector deteriorated, and Greece’s failure to form a coalition government after elections in May led to concerns that the country might leave the eurozone. Investor preferences generally shifted from stocks to safe-haven assets, particularly U.S. Treasuries.

As a result, investment returns for the six months were mixed. The biggest gainers included long-maturity U.S. government and municipal bonds, and high-yield bonds. The biggest decliners included commodities and international stocks, particularly European stocks. Between those extremes were middling returns for broad U.S. indices—the S&P 500 Index advanced 6.23%, while its bond counterpart, the Barclays U.S. Aggregate Bond Index, advanced 3.46%.

In this uncertain, unstable environment, we continue to believe in a disciplined, diversified, long-term investment approach. We appreciate your continued trust in us during these unsettled times.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

The assets under management in American Century Investments’ funds grow through investors placing new assets in the funds and through market appreciation. Asset growth has been at near record levels over the past two calendar years as market movements were upward, the funds’ relative returns were generally favorable, and the distribution strategies implemented by fund management have been successful.

The board reviews fund performance and distribution strategies on a regular basis. Several years ago, the fund’s management team discussed with the board its plans to grow fund assets in the intermediary, institutional and international distribution channels. These distribution strategies have produced strong positive growth. The growth in the intermediary channel recognizes the funds’ strong relative investment performance and the desire of many shareholders to seek financial guidance. Investors in both the institutional and international channels appear to find the funds’ risk-based investment strategies attractive. The board continues to support fund management’s strategies to increase fund assets and will continue to work to provide the benefits of these gains to fund shareholders.

We continue to receive a steady flow of very thoughtful questions from shareholders. If there are issues that you would like the board to address please email me at dhpratt@fundboardchair.com. Thank you for your continued investment in American Century Investments funds.

Best regards,

Don Pratt

3

Performance

Total Returns as of May 31, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWMIX	-1.22%	-21.36%	-4.32%	9.88%	6.36%	9/30/97
MSCI Emerging Markets Growth Index	—	-0.27%	-20.31%	-1.38%	11.14%	N/A(2)	—
Institutional Class	AMKIX	-1.14%	-21.16%	-4.15%	10.09%	10.38%	1/28/99
A Class(3) No sales charge* With sales charge*	AEMMX	-1.26% -6.97%	-21.44% -25.97%	-4.54% -5.66%	9.63% 8.99%	7.89% 7.41%	5/12/99
C Class No sales charge* With sales charge*	ACECX	-1.61% -2.59%	-22.11% -22.11%	-5.26% -5.26%	8.83% 8.83%	9.33% 9.33%	12/18/01
R Class	AEMRX	-1.37%	-21.65%	N/A	N/A	-8.22%	9/28/07

* Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Benchmark data first available 1/1/01.

(3)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
1.72%	1.52%	1.97%	2.72%	2.22%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

Fund Characteristics

MAY 31, 2012
Top Ten Holdings	% of net assets
Samsung Electronics Co. Ltd.	8.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.5%
Tencent Holdings Ltd.	2.2%
Cia de Bebidas das Americas Preference Shares ADR	2.2%
Hon Hai Precision Industry Co. Ltd.	2.2%
Vale SA Preference Shares	2.0%
CNOOC Ltd.	1.8%
Ping An Insurance Group Co. H Shares	1.7%
BR Malls Participacoes SA	1.6%
Hotel Shilla Co. Ltd.	1.4%

Types of Investments in Portfolio	% of net assets
Foreign Common Stocks	98.6%
Exchange-Traded Funds	0.5%
Total Equity Exposure	99.1%
Temporary Cash Investments	0.8%
Other Assets and Liabilities	0.1%

Investments by Country	% of net assets
South Korea	17.9%
Brazil	14.1%
People’s Republic of China	11.6%
Taiwan (Republic of China)	9.2%
South Africa	6.9%
Hong Kong	6.2%
Mexico	5.3%
Thailand	5.2%
India	4.2%
Turkey	3.6%
Russian Federation	3.4%
Indonesia	3.4%
United Kingdom	2.8%
Other Countries	5.3%
Cash and Equivalents*	0.9%

*Includes temporary cash investments and other assets and liabilities.

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2011 to May 31, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/11	Ending Account Value 5/31/12	Expenses Paid During Period(1) 12/1/11 – 5/31/12	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$987.80	$8.65	1.74%
Institutional Class	$1,000	$988.60	$7.66	1.54%
A Class	$1,000	$987.40	$9.89	1.99%
C Class	$1,000	$983.90	$13.59	2.74%
R Class	$1,000	$986.30	$11.12	2.24%
Hypothetical
Investor Class	$1,000	$1,016.30	$8.77	1.74%
Institutional Class	$1,000	$1,017.30	$7.77	1.54%
A Class	$1,000	$1,015.05	$10.02	1.99%
C Class	$1,000	$1,011.30	$13.78	2.74%
R Class	$1,000	$1,013.80	$11.28	2.24%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

7

Schedule of Investments

MAY 31, 2012 (UNAUDITED)

	Shares	Value
Common Stocks — 98.6%
BRAZIL — 14.1%
BR Malls Participacoes SA	647,400	$7,142,153
BR Properties SA	457,000	5,211,592
BRF – Brasil Foods SA	292,600	4,524,974
CCR SA	546,800	4,183,318
Cia de Bebidas das Americas Preference Shares ADR	256,477	9,835,893
Cia de Saneamento de Minas Gerais-COPASA	66,417	1,418,999
Cia Hering	183,600	3,741,458
Cielo SA	150,807	4,004,871
Itau Unibanco Holding SA Preference Shares	186,900	2,697,602
Marcopolo SA Preference Shares	708,200	3,272,640
Tim Participacoes SA ADR	115,413	2,821,848
Ultrapar Participacoes SA	296,600	6,000,089
Vale SA Preference Shares	512,100	9,242,353
		64,097,790
CHILE — 0.8%
SACI Falabella	396,411	3,566,012
HONG KONG — 6.2%
Belle International Holdings Ltd.	2,726,000	4,376,183
Brilliance China Automotive Holdings Ltd.(1)	3,674,000	3,602,262
China Overseas Land & Investment Ltd.	2,466,000	5,153,419
China Unicom Ltd.	776,000	1,065,787
CNOOC Ltd.	4,451,000	8,051,490
Kunlun Energy Co. Ltd.	3,294,000	5,627,541
		27,876,682
INDIA — 4.2%
HDFC Bank Ltd.	515,619	4,647,755
ICICI Bank Ltd. ADR	81,191	2,285,527
ITC Ltd.	1,360,818	5,557,648
Jubilant Foodworks Ltd.(1)	111,995	2,548,019
Tata Motors Ltd.	934,762	3,878,370
		18,917,319
INDONESIA — 3.4%
PT AKR Corporindo Tbk	9,856,000	3,538,723
PT Astra International Tbk	330,500	2,260,761
PT Bank Rakyat Indonesia (Persero) Tbk	3,535,000	2,124,761
PT Charoen Pokphand Indonesia Tbk	13,203,500	3,687,147
PT Semen Gresik (Persero) Tbk	3,323,500	3,871,524
		15,482,916
MALAYSIA — 1.1%
Axiata Group Bhd	1,325,700	2,244,505
Genting Malaysia Bhd	2,419,100	2,814,370
		5,058,875
MEXICO — 5.3%
Alfa SAB de CV, Series A	401,509	5,029,565
Cemex SAB de CV ADR(1)	173,484	961,101
Fomento Economico Mexicano SAB de CV ADR	71,984	5,674,499
Grupo Financiero Banorte SAB de CV	918,204	4,103,387
Mexichem SAB de CV	1,039,598	3,611,375
Wal-Mart de Mexico SAB de CV	1,836,297	4,436,483
		23,816,410
PEOPLE’S REPUBLIC OF CHINA — 11.6%
AAC Technologies Holdings, Inc.	1,904,000	6,010,140
China BlueChemical Ltd. H Shares(1)	5,554,000	3,835,502
China Minsheng Banking Corp. Ltd. H Shares	6,235,500	5,953,071
Focus Media Holding Ltd. ADR	200,465	4,169,672
Hengan International Group Co. Ltd.	366,500	3,506,081
Industrial & Commercial Bank of China Ltd. H Shares	7,841,645	4,768,708
Lenovo Group Ltd.	2,626,000	2,233,007
Ping An Insurance Group Co. H Shares	1,021,500	7,521,529
Qihoo 360 Technology Co. Ltd. ADR(1)	111,370	2,227,400
Tencent Holdings Ltd.	369,300	10,153,722
ZTE Corp. H Shares	1,225,920	2,429,238
		52,808,070
PERU — 1.1%
Credicorp Ltd.	39,544	4,933,905
POLAND — 0.6%
Powszechna Kasa Oszczednosci Bank Polski SA	312,173	2,817,049
RUSSIAN FEDERATION — 3.4%
Magnit OJSC GDR(1)	110,247	2,712,076
Mail.ru Group Ltd. GDR(1)	54,500	1,709,665
Mobile Telesystems OJSC ADR(1)	294,559	4,901,462
Sberbank of Russia	2,524,898	6,254,172
		15,577,375

8

	Shares	Value
SOUTH AFRICA — 6.9%
Aspen Pharmacare Holdings Ltd.(1)	237,593	$3,290,163
Barloworld Ltd.	373,055	3,716,885
Clicks Group Ltd.	617,578	3,403,549
Discovery Holdings Ltd.	654,890	3,835,188
Exxaro Resources Ltd.	243,095	5,416,459
Mr Price Group Ltd.	482,278	5,919,055
Naspers Ltd. N Shares	63,332	3,348,500
Sasol Ltd.	54,594	2,322,308
		31,252,107
SOUTH KOREA — 17.9%
Cheil Worldwide, Inc.	121,180	1,853,250
Grand Korea Leisure Co. Ltd.	228,790	4,419,752
Hotel Shilla Co. Ltd.	142,990	6,517,994
Hyundai Glovis Co. Ltd.	30,792	5,439,637
Hyundai Motor Co.	22,535	4,658,793
Kia Motors Corp.	89,993	6,115,178
LG Chem Ltd.	7,934	1,956,191
LG Household & Health Care Ltd.	11,512	5,696,257
NCSoft Corp.	20,913	4,252,590
Orion Corp.	4,536	3,697,210
Samsung Electronics Co. Ltd.	35,610	36,537,776
		81,144,628
SWITZERLAND — 0.3%
Ferrexpo plc	442,616	1,345,219
TAIWAN (REPUBLIC OF CHINA) — 9.2%
Catcher Technology Co. Ltd.	622,000	3,948,975
Hon Hai Precision Industry Co. Ltd.	3,342,666	9,799,091
Taiwan Semiconductor Manufacturing Co. Ltd.	8,771,939	25,009,783
United Microelectronics Corp.	7,128,000	3,128,411
		41,886,260
THAILAND — 5.2%
Advanced Info Service PCL	747,000	4,202,829
Banpu PCL	276,950	3,917,256
CP ALL PCL	4,943,600	5,321,965
Kasikornbank PCL NVDR	914,100	4,453,418
Siam Cement PCL NVDR	505,700	5,436,096
		23,331,564
TURKEY — 3.6%
BIM Birlesik Magazalar AS	101,963	4,128,278
Koza Altin Isletmeleri AS	163,210	2,757,000
TAV Havalimanlari Holding AS	626,015	3,028,103
Tofas Turk Otomobil Fabrikasi	916,362	3,115,557
Turkiye Garanti Bankasi AS	1,081,938	3,469,628
		16,498,566
UNITED ARAB EMIRATES — 0.9%
Dragon Oil plc	530,162	4,075,215
UNITED KINGDOM — 2.8%
Antofagasta plc	179,190	2,767,200
Petrofac Ltd.	237,329	5,658,485
Tullow Oil plc	199,849	4,379,864
		12,805,549
TOTAL COMMON STOCKS (Cost $388,726,863)		447,291,511
Exchange-Traded Funds — 0.5%
Global X FTSE Colombia 20 ETF (Cost $2,265,528)	108,340	2,251,305
Temporary Cash Investments — 0.8%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25% – 2.625%, 9/15/14 – 12/31/14, valued at $1,320,194), in a joint trading account at 0.16%, dated 5/31/12, due 6/1/12 (Delivery value $1,293,632)		1,293,626
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.50%, 2/15/36, valued at $1,326,392), in a joint trading account at 0.13%, dated 5/31/12, due 6/1/12 (Delivery value $1,293,631)		1,293,626
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 3.625%, 8/15/19, valued at $909,973), in a joint trading account at 0.10%, dated 5/31/12, due 6/1/12 (Delivery value $890,653)		890,651
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,477,903)		3,477,903
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $394,470,294)		453,020,719
OTHER ASSETS AND LIABILITIES — 0.1%		582,669
TOTAL NET ASSETS — 100.0%		$453,603,388

9

Market Sector Diversification
(as a % of net assets)
Information Technology	24.4%
Financials	17.2%
Consumer Discretionary	15.6%
Consumer Staples	13.1%
Materials	8.9%
Energy	8.9%
Industrials	6.2%
Telecommunication Services	3.3%
Health Care	0.7%
Diversified	0.5%
Utilities	0.3%
Cash and Equivalents*	0.9%

*Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

ADR = American Depositary Receipt
ETF = Exchange-Traded Fund
FTSE = Financial Times Stock Exchange
GDR = Global Depositary Receipt
NVDR = Non-Voting Depositary Receipt
OJSC = Open Joint Stock Company

(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

MAY 31, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $394,470,294)	$453,020,719
Foreign currency holdings, at value (cost of $326,797)	321,319
Receivable for investments sold	2,053,327
Receivable for capital shares sold	67,176
Dividends and interest receivable	1,067,572
456,530,113

Liabilities
Payable for investments purchased	1,984,482
Payable for capital shares redeemed	234,334
Accrued management fees	701,525
Distribution and service fees payable	6,384
2,926,725

Net Assets	$453,603,388

Net Assets Consist of:
Capital (par value and paid-in surplus)	$522,674,561
Undistributed net investment income	372,655
Accumulated net realized loss	(127,950,729)
Net unrealized appreciation	58,506,901
$453,603,388

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$410,973,514	56,369,537	$7.29
Institutional Class, $0.01 Par Value	$25,195,599	3,377,179	$7.46
A Class, $0.01 Par Value	$13,327,775	1,885,980	$7.07*
C Class, $0.01 Par Value	$3,414,201	507,594	$6.73
R Class, $0.01 Par Value	$692,299	96,200	$7.20

*Maximum offering price $7.50 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $456,195)	$4,658,252
Interest (net of foreign taxes withheld of $5,414)	31,233
4,689,485

Expenses:
Management fees	4,294,881
Distribution and service fees:
A Class	18,530
C Class	19,545
R Class	1,823
Directors’ fees and expenses	8,800
Other expenses	8,829
4,352,408

Net investment income (loss)	337,077

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	19,781,028
Foreign currency transactions	(471,342)
19,309,686

Change in net unrealized appreciation (depreciation) on:
Investments	(23,539,627)
Translation of assets and liabilities in foreign currencies	(20,720)
(23,560,347)

Net realized and unrealized gain (loss)	(4,250,661)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,913,584)

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2012 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2011
Increase (Decrease) in Net Assets	May 31, 2012	November 30, 2011
Operations
Net investment income (loss)	$337,077	$938,130
Net realized gain (loss)	19,309,686	49,355,393
Change in net unrealized appreciation (depreciation)	(23,560,347)	(120,227,565)
Net increase (decrease) in net assets resulting from operations	(3,913,584)	(69,934,042)

Distributions to Shareholders
From net investment income:
Institutional Class	(51,371)	—

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(27,079,227)	(106,484,925)

Redemption Fees
Increase in net assets from redemption fees	7,889	144,876

Net increase (decrease) in net assets	(31,036,293)	(176,274,091)

Net Assets
Beginning of period	484,639,681	660,913,772
End of period	$453,603,388	$484,639,681

Undistributed net investment income	$372,655	$86,949

See Notes to Financial Statements.

13

Notes to Financial Statements

MAY 31, 2012 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Emerging Markets Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek capital growth. The fund pursues its objective by investing at least 80% of its assets in equity securities of companies located in emerging market countries.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee. On October 21, 2011, all outstanding B Class shares were converted to A Class shares and the fund discontinued offering the B Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

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If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. Additionally, non-U.S. tax returns filed by the fund due to investments in certain foreign securities remain subject to examination by the relevant taxing authority for seven years from the date of filing. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

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Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Redemption — The fund may impose a 2.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions. Prior to November 14, 2011, the redemption fee applied to shares held less than 180 days.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The strategy assets of the fund include the assets of NT Emerging Markets Fund, one fund in a series issued by the corporation. The annual management fee schedule ranges from 1.25% to 1.85% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.20% less at each point within the range. The effective annual management fee for each class for the six months ended May 31, 2012 was 1.74% for the Investor Class, A Class, C Class and R Class and 1.54% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended May 31, 2012 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC. Various funds in a series issued by American Century Asset Allocation Portfolios, Inc. (ACAAP) own, in aggregate, 17% of the shares of the fund. ACAAP does not invest in the fund for the purpose of exercising management or control.

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4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended May 31, 2012 were $232,229,735 and $261,384,101, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2012		Year ended November 30, 2011
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	235,000,000		235,000,000
Sold	3,855,112	$29,191,964	6,538,088	$55,636,956
Redeemed	(6,442,170)	(49,537,324)	(16,579,314)	(141,943,249)
	(2,587,058)	(20,345,360)	(10,041,226)	(86,306,293)
Institutional Class/Shares Authorized	40,000,000		40,000,000
Sold	419,452	3,290,776	814,282	7,001,115
Issued in reinvestment of distributions	6,334	51,366	—	—
Redeemed	(977,403)	(7,796,132)	(1,621,034)	(14,518,773)
	(551,617)	(4,453,990)	(806,752)	(7,517,658)
A Class/Shares Authorized	40,000,000		40,000,000
Sold	157,725	1,193,594	2,314,402	20,284,532
Redeemed	(413,415)	(3,111,019)	(3,764,042)	(31,735,094)
	(255,690)	(1,917,425)	(1,449,640)	(11,450,562)
B Class/Shares Authorized	N/A		10,000,000
Sold			2,549	21,664
Redeemed			(39,638)	(294,160)
			(37,089)	(272,496)
C Class/Shares Authorized	5,000,000		5,000,000
Sold	30,048	215,930	99,057	738,536
Redeemed	(91,717)	(650,725)	(193,003)	(1,533,169)
	(61,669)	(434,795)	(93,946)	(794,633)
R Class/Shares Authorized	10,000,000		10,000,000
Sold	24,307	186,091	42,747	331,354
Redeemed	(14,574)	(113,748)	(54,656)	(474,637)
	9,733	72,343	(11,909)	(143,283)
Net increase (decrease)	(3,446,301)	$(27,079,227)	(12,440,562)	$(106,484,925)

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6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Foreign Common Stocks	$37,811,307	$409,480,204	—
Exchange-Traded Funds	2,251,305	—	—
Temporary Cash Investments	—	3,477,903	—
Total Value of Investment Securities	$40,062,612	$412,958,107	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

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8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$396,964,123
Gross tax appreciation of investments	$74,862,178
Gross tax depreciation of investments	(18,805,582)
Net tax appreciation (depreciation) of investments	$56,056,596

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2011, the fund had accumulated capital losses of $(131,458,384), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(14,251,983) and $(117,206,401) expire in 2016 and 2017, respectively. The Regulated Investment Company Modernization Act of 2010 allows the fund to carry forward capital losses incurred in future taxable years for an unlimited period. Any losses incurred during future taxable years will be required to be utilized prior to the losses which carry an expiration date. As a result, capital loss carryforwards may be more likely to expire unused.

The fund has elected to treat $(13,010,792) of net capital losses incurred in the one-month period ended November 30, 2011, as having been incurred in the following fiscal year for federal income tax purposes.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data													Ratios and Supplemental Data
		Income From Investment Operations:				Distributions From:							Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)		Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees(1)		Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2012(3)	$7.38	0.01		(0.10)	(0.09)	—	—	—	—	(4)	$7.29	(1.22)%	1.74	%(5)	0.14	%(5)	47%	$410,974
2011	$8.46	0.01		(1.09)	(1.08)	—	—	—	—	(4)	$7.38	(12.77)%	1.71%		0.17%		71%	$435,079
2010	$7.28	—	(4)	1.18	1.18	—	—	—	—	(4)	$8.46	16.21%	1.72%		(0.02)%		87%	$583,978
2009	$4.17	0.01		3.13	3.14	(0.03)	—	(0.03)	—	(4)	$7.28	75.36%	1.78%		0.11%		126%	$567,248
2008	$12.69	0.09		(7.21)	(7.12)	(0.10)	(1.31)	(1.41)	0.01		$4.17	(62.66)%	1.66%		1.06%		121%	$316,695
2007	$10.06	0.10		4.06	4.16	(0.13)	(1.42)	(1.55)	0.02		$12.69	48.81%	1.66%		0.96%		85%	$1,070,138
Institutional Class
2012(3)	$7.56	0.01		(0.10)	(0.09)	(0.01)	—	(0.01)	—	(4)	$7.46	(1.14)%	1.54	%(5)	0.34	%(5)	47%	$25,196
2011	$8.65	0.03		(1.12)	(1.09)	—	—	—	—	(4)	$7.56	(12.60)%	1.51%		0.37%		71%	$29,695
2010	$7.43	0.02		1.20	1.22	—	—	—	—	(4)	$8.65	16.42%	1.52%		0.18%		87%	$40,969
2009	$4.26	0.02		3.18	3.20	(0.03)	—	(0.03)	—	(4)	$7.43	75.92%	1.58%		0.31%		126%	$27,787
2008	$12.92	0.12		(7.35)	(7.23)	(0.13)	(1.31)	(1.44)	0.01		$4.26	(62.63)%	1.46%		1.26%		121%	$27,235
2007	$10.21	0.12		4.14	4.26	(0.15)	(1.42)	(1.57)	0.02		$12.92	49.21%	1.46%		1.16%		85%	$74,897

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For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data												Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:							Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees(1)		Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate		Net Assets, End of Period (in thousands)
A Class(6)
2012(3)	$7.16	— (4)	(0.09)	(0.09)	—	—	—	—	(4)	$7.07	(1.26)%	1.99	%(5)	(0.11	)%(5)	47%		$13,328
2011	$8.23	(0.01)	(1.06)	(1.07)	—	—	—	—	(4)	$7.16	(13.00)%	1.96%		(0.08)%		71%		$15,339
2010	$7.10	(0.02)	1.15	1.13	—	—	—	—	(4)	$8.23	15.92%	1.97%		(0.27)%		87%		$29,572
2009	$4.07	(0.01)	3.06	3.05	(0.02)	—	(0.02)	—	(4)	$7.10	75.24%	2.03%		(0.14)%		126%		$23,260
2008	$12.40	0.07	(7.03)	(6.96)	(0.07)	(1.31)	(1.38)	0.01		$4.07	(62.78)%	1.91%		0.81%		121%		$17,105
2007	$9.85	0.07	3.99	4.06	(0.11)	(1.42)	(1.53)	0.02		$12.40	48.61%	1.91%		0.71%		85%		$36,795
C Class
2012(3)	$6.84	(0.03)	(0.08)	(0.11)	—	—	—	—	(4)	$6.73	(1.61)%	2.74	%(5)	(0.86	)%(5)	47%		$3,414
2011	$7.93	(0.07)	(1.02)	(1.09)	—	—	—	—	(4)	$6.84	(13.75)%	2.71%		(0.83)%		71%		$3,896
2010	$6.89	(0.07)	1.11	1.04	—	—	—	—	(4)	$7.93	15.09%	2.72%		(1.02)%		87%		$5,257
2009	$3.96	(0.05)	2.98	2.93	—	—	—	—	(4)	$6.89	73.99%	2.78%		(0.89)%		126%		$5,372
2008	$12.10	0.01	(6.87)	(6.86)	—	(1.29)	(1.29)	0.01		$3.96	(63.09)%	2.66%		0.06%		121%		$3,217
2007	$9.64	(0.01)	3.90	3.89	(0.03)	(1.42)	(1.45)	0.02		$12.10	47.39%	2.66%		(0.04)%		85%		$9,098
R Class
2012(3)	$7.30	(0.01)	(0.09)	(0.10)	—	—	—	—	(4)	$7.20	(1.37)%	2.24	%(5)	(0.36	)%(5)	47%		$692
2011	$8.42	(0.03)	(1.09)	(1.12)	—	—	—	—	(4)	$7.30	(13.30)%	2.21%		(0.33)%		71%		$631
2010	$7.28	(0.04)	1.18	1.14	—	—	—	—	(4)	$8.42	15.66%	2.22%		(0.52)%		87%		$828
2009	$4.17	(0.02)	3.14	3.12	(0.01)	—	(0.01)	—	(4)	$7.28	74.94%	2.28%		(0.39)%		126%		$516
2008	$12.68	0.05	(7.22)	(7.17)	(0.04)	(1.31)	(1.35)	0.01		$4.17	(62.92)%	2.19%		0.53%		121%		$144
2007(7)	$12.15	(0.01)	0.52	0.51	—	—	—	0.02		$12.68	4.36%	2.08	%(5)	(0.68	)%(5)	85	%(8)	$27

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Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2012 (unaudited).

(4)	Per-share amount was less than $0.005.

(5)	Annualized.

(6)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class.

(7)	September 28, 2007 (commencement of sale) through November 30, 2007.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2007.

See Notes to Financial Statements.

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Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

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Notes

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Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century World Mutual Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-75489   1207

SEMIANNUAL REPORT          |          MAY 31, 2012

Global Growth Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Notes to Financial Statements	14
Financial Highlights	19
Additional Information	22

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended May 31, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the next annual report, dated November 30, 2012, will provide additional market perspective and commentary from our portfolio management team.

Macroeconomic and Financial Market Overview

The six-month period covered by this report began in late 2011 on a relatively strong note, with market values, yields, and investor activity reflecting optimism for 2012. Concerns about the European sovereign debt crisis had eased somewhat. Renewed optimism (similar to early in the first quarter of 2011) inspired investors to generally favor stocks over bonds, and higher-yielding investments over lower-yielding.

This risk-tolerant attitude prevailed through March 2012, but broke down in April and May. During the first four months, investor optimism helped push equities—both domestic and foreign—to double-digit returns. In contrast, the U.S. Treasury market suffered negative returns.

But trends reversed during the final two months of the reporting period. Several U.S. growth indicators slowed, and Europe’s sovereign debt crisis turned for the worse. Spain’s banking sector deteriorated, and Greece’s failure to form a coalition government after elections in May led to concerns that the country might leave the eurozone. Investor preferences generally shifted from stocks to safe-haven assets, particularly U.S. Treasuries.

As a result, investment returns for the six months were mixed. The biggest gainers included long-maturity U.S. government and municipal bonds, and high-yield bonds. The biggest decliners included commodities and international stocks, particularly European stocks. Between those extremes were middling returns for broad U.S. indices—the S&P 500 Index advanced 6.23%, while its bond counterpart, the Barclays U.S. Aggregate Bond Index, advanced 3.46%.

In this uncertain, unstable environment, we continue to believe in a disciplined, diversified, long-term investment approach. We appreciate your continued trust in us during these unsettled times.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

The assets under management in American Century Investments’ funds grow through investors placing new assets in the funds and through market appreciation. Asset growth has been at near record levels over the past two calendar years as market movements were upward, the funds’ relative returns were generally favorable, and the distribution strategies implemented by fund management have been successful.

The board reviews fund performance and distribution strategies on a regular basis. Several years ago, the fund’s management team discussed with the board its plans to grow fund assets in the intermediary, institutional and international distribution channels. These distribution strategies have produced strong positive growth. The growth in the intermediary channel recognizes the funds’ strong relative investment performance and the desire of many shareholders to seek financial guidance. Investors in both the institutional and international channels appear to find the funds’ risk-based investment strategies attractive. The board continues to support fund management’s strategies to increase fund assets and will continue to work to provide the benefits of these gains to fund shareholders.

We continue to receive a steady flow of very thoughtful questions from shareholders. If there are issues that you would like the board to address please email me at dhpratt@fundboardchair.com. Thank you for your continued investment in American Century Investments funds.

Best regards,

Don Pratt

3

Performance

Total Returns as of May 31, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWGGX	4.31%	-7.24%	-1.64%	5.85%	7.06%	12/1/98
MSCI World Index	—	0.72%	-11.02%	-4.07%	4.00%	2.31%(2)	—
Institutional Class	AGGIX	4.48%	-7.08%	-1.43%	6.07%	2.08%	8/1/00
A Class(3) No sales charge* With sales charge*	AGGRX	4.22% -1.75%	-7.47% -12.82%	-1.90% -3.05%	5.60% 4.97%	6.02% 5.55%	2/5/99
C Class No sales charge* With sales charge*	AGLCX	3.81% 2.81%	-8.20% -8.20%	-2.62% -2.62%	4.83% 4.83%	5.02% 5.02%	3/1/02
R Class	AGORX	4.17%	-7.71%	-2.14%	—	3.82%	7/29/05

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Since 11/30/98, the date nearest the Investor Class’s inception for which data are available.

(3)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
1.11%	0.91%	1.36%	2.11%	1.61%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

Fund Characteristics

MAY 31, 2012
Top Ten Holdings	% of net assets
Apple, Inc.	4.8%
Google, Inc., Class A	2.7%
Union Pacific Corp.	2.1%
Danone SA	2.0%
Danaher Corp.	2.0%
Precision Castparts Corp.	1.9%
Nestle SA	1.8%
American Express Co.	1.8%
American Tower Corp.	1.8%
priceline.com, Inc.	1.7%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	58.8%
Foreign Common Stocks	40.1%
Total Common Stocks	98.9%
Temporary Cash Investments	0.8%
Other Assets and Liabilities	0.3%

Investments by Country	% of net assets
United States	58.8%
United Kingdom	7.4%
Japan	6.8%
Switzerland	4.8%
France	4.3%
People’s Republic of China	2.2%
Other Countries	14.6%
Cash and Equivalents*	1.1%
* Includes temporary cash investments and other assets and liabilities.

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2011 to May 31, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee.  If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/11	Ending Account Value 5/31/12	Expenses Paid During Period(1) 12/1/11 – 5/31/12	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,043.10	$5.62	1.10%
Institutional Class	$1,000	$1,044.80	$4.60	0.90%
A Class	$1,000	$1,042.20	$6.89	1.35%
C Class	$1,000	$1,038.10	$10.70	2.10%
R Class	$1,000	$1,041.70	$8.17	1.60%
Hypothetical
Investor Class	$1,000	$1,019.50	$5.55	1.10%
Institutional Class	$1,000	$1,020.50	$4.55	0.90%
A Class	$1,000	$1,018.25	$6.81	1.35%
C Class	$1,000	$1,014.50	$10.58	2.10%
R Class	$1,000	$1,017.00	$8.07	1.60%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

7

Schedule of Investments

MAY 31, 2012 (UNAUDITED)

	Shares	Value
Common Stocks — 98.9%
AUSTRALIA — 1.3%
BHP Billiton Ltd.	174,035	$5,419,792
BRAZIL — 0.9%
BR Malls Participacoes SA	175,500	1,936,125
Itau Unibanco Holding SA ADR	122,370	1,770,694
		3,706,819
CANADA — 0.5%
Bank of Nova Scotia	43,380	2,224,755
DENMARK — 1.1%
Novo Nordisk A/S B Shares	33,995	4,522,598
FRANCE — 4.3%
Danone SA	129,302	8,296,276
L’Oreal SA	18,075	2,032,039
Pernod-Ricard SA	30,154	2,945,549
Safran SA	64,475	2,214,317
Sanofi	30,110	2,047,707
		17,535,888
GERMANY — 1.6%
Fresenius Medical Care AG & Co. KGaA	51,940	3,448,178
Kabel Deutschland Holding AG(1)	19,275	1,093,483
SAP AG ADR	34,241	1,962,694
		6,504,355
HONG KONG — 0.6%
China Unicom Ltd.	1,716,000	2,356,818
INDONESIA — 0.4%
PT Bank Mandiri (Persero) Tbk	1,997,631	1,466,346
IRELAND — 0.5%
Shire plc	69,335	1,953,385
ISRAEL — 0.4%
Check Point Software Technologies Ltd.(1)	29,670	1,520,291
ITALY — 1.9%
Pirelli & C SpA	178,525	1,769,281
Saipem SpA	148,275	5,756,942
		7,526,223
JAPAN — 6.8%
Daihatsu Motor Co. Ltd.	120,000	2,064,319
FANUC Corp.	14,300	2,467,279
Komatsu Ltd.	138,200	3,312,144
ORIX Corp.	43,060	3,725,712
Rakuten, Inc.	5,753	6,152,391
Toyota Motor Corp.	133,800	5,190,812
Unicharm Corp.	86,800	4,691,143
		27,603,800
NETHERLANDS — 1.0%
ASML Holding NV New York Shares	49,285	2,257,746
European Aeronautic Defence and Space Co. NV	57,070	1,910,251
		4,167,997
PEOPLE’S REPUBLIC OF CHINA — 2.2%
Baidu, Inc. ADR(1)	49,790	5,863,768
Industrial & Commercial Bank of China Ltd. H Shares	4,743,000	2,884,342
		8,748,110
PERU — 0.3%
Credicorp Ltd.	11,225	1,400,543
PORTUGAL — 0.7%
Jeronimo Martins SGPS SA	148,135	2,631,223
RUSSIAN FEDERATION — 0.6%
Sberbank of Russia ADR	252,965	2,487,911
SOUTH KOREA — 1.0%
Hyundai Motor Co.	20,110	4,157,458
SPAIN — 0.7%
Grifols SA(1)	130,240	2,954,312
SWEDEN — 0.5%
Atlas Copco AB A Shares	105,750	2,129,703
SWITZERLAND — 4.8%
Nestle SA	130,190	7,378,349
Novartis AG	40,235	2,089,726
Swatch Group AG (The)	9,500	3,652,906
Syngenta AG	12,590	4,030,978
Xstrata plc	161,500	2,296,138
		19,448,097
TURKEY — 0.6%
Turkiye Garanti Bankasi AS	709,330	2,274,725
UNITED KINGDOM — 7.4%
Admiral Group plc	110,358	1,767,170
Aggreko plc	12,400	420,057
BG Group plc	303,365	5,809,261
Burberry Group plc	125,675	2,647,747
Capita Group plc (The)	361,880	3,446,768
Compass Group plc	383,235	3,756,482
GlaxoSmithKline plc	84,030	1,862,311
Kingfisher plc	694,390	3,017,947
Petrofac Ltd.	50,995	1,215,842
Reckitt Benckiser Group plc	62,250	3,304,164
Rio Tinto plc	60,015	2,571,365
		29,819,114
UNITED STATES — 58.8%
Aflac, Inc.	88,409	3,543,433
Air Products & Chemicals, Inc.	20,584	1,626,959

8

	Shares	Value
Alexion Pharmaceuticals, Inc.(1)	26,715	$2,419,578
Alliance Data Systems Corp.(1)	30,479	3,840,354
Altera Corp.	1,257	41,996
Amazon.com, Inc.(1)	12,590	2,680,537
American Express Co.	130,240	7,271,299
American Tower Corp.	111,285	7,220,171
Apple, Inc.(1)	33,541	19,377,642
BE Aerospace, Inc.(1)	67,475	2,923,017
BorgWarner, Inc.(1)	45,671	3,276,894
Celgene Corp.(1)	30,757	2,099,165
Cerner Corp.(1)	48,775	3,802,499
Charles Schwab Corp. (The)	505,850	6,302,891
CIT Group, Inc.(1)	88,919	3,040,141
Colgate-Palmolive Co.	55,864	5,491,431
Continental Resources, Inc.(1)	24,184	1,762,046
Costco Wholesale Corp.	28,810	2,488,896
Danaher Corp.	157,266	8,173,114
eBay, Inc.(1)	31,053	1,216,967
EMC Corp.(1)	193,842	4,623,132
Equinix, Inc.(1)	32,625	5,321,464
Estee Lauder Cos., Inc. (The), Class A	24,871	1,346,765
Express Scripts Holding Co.(1)	85,766	4,476,128
FactSet Research Systems, Inc.	25,121	2,648,507
Google, Inc., Class A(1)	18,695	10,859,178
Harley-Davidson, Inc.	93,968	4,527,378
Home Depot, Inc. (The)	75,110	3,705,927
IntercontinentalExchange, Inc.(1)	35,098	4,297,750
Intuitive Surgical, Inc.(1)	7,768	4,063,441
Kraft Foods, Inc., Class A	155,365	5,945,819
Las Vegas Sands Corp.	72,855	3,364,444
Liberty Global, Inc. Class A(1)	122,857	5,675,993
MasterCard, Inc., Class A	12,445	5,059,017
Mead Johnson Nutrition Co.	59,784	4,826,960
Monsanto Co.	55,412	4,277,806
National Oilwell Varco, Inc.	46,423	3,098,735
O’Reilly Automotive, Inc.(1)	32,255	3,089,706
Occidental Petroleum Corp.	86,035	6,819,994
Oceaneering International, Inc.	30,866	1,426,627
Pall Corp.	41,625	2,316,847
Polypore International, Inc.(1)	46,195	1,708,753
Precision Castparts Corp.	45,975	7,641,505
priceline.com, Inc.(1)	11,203	7,007,364
QUALCOMM, Inc.	102,262	5,860,635
Schlumberger Ltd.	97,275	6,152,644
Tractor Supply Co.	17,674	1,614,520
Union Pacific Corp.	75,425	8,402,345
VeriFone Systems, Inc.(1)	61,470	2,219,682
Verisk Analytics, Inc. Class A(1)	52,970	2,537,263
Visa, Inc., Class A	26,960	3,105,792
Waters Corp.(1)	31,160	2,485,945
Wells Fargo & Co.	192,120	6,157,446
Whole Foods Market, Inc.	32,831	2,909,155
		238,173,697
TOTAL COMMON STOCKS (Cost $327,854,823)		400,733,960
Temporary Cash Investments — 0.8%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25% - 2.625%, 9/15/14 - 12/31/14, valued at $1,189,263), in a joint trading account at 0.16%, dated 5/31/12, due 6/1/12 (Delivery value $1,165,335)		1,165,330
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.50%, 2/15/36, valued at $1,194,846), in a joint trading account at 0.13%, dated 5/31/12, due 6/1/12 (Delivery value $1,165,334)		1,165,330
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 3.625%, 8/15/19, valued at $819,726), in a joint trading account at 0.10%, dated 5/31/12, due 6/1/12 (Delivery value $802,320)		802,318
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,132,978)		3,132,978
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $330,987,801)		403,866,938
OTHER ASSETS AND LIABILITIES — 0.3%		1,408,450
TOTAL NET ASSETS — 100.0%		$405,275,388

9

Market Sector Diversification
(as a % of net assets)
Information Technology	19.5%
Consumer Discretionary	17.0%
Financials	14.8%
Consumer Staples	13.5%
Industrials	12.2%
Health Care	8.4%
Energy	7.9%
Materials	5.0%
Telecommunication Services	0.6%
Cash and Equivalents*	1.1%
*Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

ADR = American Depositary Receipt

(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

MAY 31, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $330,987,801)	$403,866,938
Foreign currency holdings, at value (cost of $224,187)	220,675
Receivable for investments sold	1,790,715
Receivable for capital shares sold	154,162
Dividends and interest receivable	1,146,967
Other assets	48,097
407,227,554

Liabilities
Disbursements in excess of demand deposit cash	25,817
Payable for investments purchased	1,097,412
Payable for capital shares redeemed	441,712
Accrued management fees	377,364
Distribution and service fees payable	9,861
1,952,166

Net Assets	$405,275,388

Net Assets Consist of:
Capital (par value and paid-in surplus)	$383,898,057
Undistributed net investment income	162,680
Accumulated net realized loss	(51,675,031)
Net unrealized appreciation	72,889,682
$405,275,388

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$336,061,961	37,915,681	$8.86
Institutional Class, $0.01 Par Value	$36,256,074	4,053,755	$8.94
A Class, $0.01 Par Value	$28,453,465	3,254,368	$8.74*
C Class, $0.01 Par Value	$3,597,745	440,254	$8.17
R Class, $0.01 Par Value	$906,143	103,688	$8.74

*Maximum offering price $9.27 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $272,297)	$3,463,116
Interest	1,391
3,464,507

Expenses:
Management fees	2,212,414
Distribution and service fees:
A Class	35,947
C Class	18,384
R Class	2,146
Directors’ fees and expenses	7,533
Other expenses	402
2,276,826

Net investment income (loss)	1,187,681

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	11,692,672
Foreign currency transactions	4,676
11,697,348

Change in net unrealized appreciation (depreciation) on:
Investments	4,309,111
Translation of assets and liabilities in foreign currencies	(25,639)
4,283,472

Net realized and unrealized gain (loss)	15,980,820

Net Increase (Decrease) in Net Assets Resulting from Operations	$17,168,501

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2012 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2011
Increase (Decrease) in Net Assets	May 31, 2012	November 30, 2011
Operations
Net investment income (loss)	$1,187,681	$1,153,182
Net realized gain (loss)	11,697,348	28,046,131
Change in net unrealized appreciation (depreciation)	4,283,472	(18,766,487)
Net increase (decrease) in net assets resulting from operations	17,168,501	10,432,826

Distributions to Shareholders
From net investment income:
Investor Class	(1,027,964)	(1,819,577)
Institutional Class	(195,280)	(300,047)
A Class	(13,556)	(82,583)
Decrease in net assets from distributions	(1,236,800)	(2,202,207)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(422,148)	(48,395,004)

Redemption Fees
Increase in net assets from redemption fees	1,438	13,588

Net increase (decrease) in net assets	15,510,991	(40,150,797)

Net Assets
Beginning of period	389,764,397	429,915,194
End of period	$405,275,388	$389,764,397

Undistributed net investment income	$162,680	$211,799

See Notes to Financial Statements.

13

Notes to Financial Statements

MAY 31, 2012 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Global Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek capital growth. The fund pursues its objective by investing primarily in equity securities of issuers located in developed countries world-wide (inluding the United States).

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee. On October 21, 2011, all outstanding B Class shares were converted to A Class shares and the fund discontinued offering the B Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such

14

security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. Additionally, non-U.S. tax returns filed by the fund due to investments in certain foreign securities remain subject to examination by the relevant taxing authority for seven years from the date of filing. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

15

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.  The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Redemption — The fund may impose a 2.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 1.05% to 1.30% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.20% less at each point within the range. The effective annual management fee for each class for the six months ended May 31, 2012 was 1.10% for the Investor Class, A Class, C Class and R Class and 0.90% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended May 31, 2012 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended May 31, 2012 were $103,461,191 and $104,945,543, respectively.

During the six months ended May 31, 2012, the fund incurred purchases in kind of equity securities valued at $11,264,910. A purchase in kind occurs when a fund receives securities into its portfolio in lieu of cash as payment from a purchasing shareholder.

16

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2012		Year ended November 30, 2011
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	200,000,000		200,000,000
Sold	2,710,886	$24,384,182	2,343,841	$20,895,594
Issued in reinvestment of distributions	109,431	1,003,479	162,223	1,481,093
Redeemed	(2,787,542)	(25,332,292)	(5,653,429)	(50,792,438)
	32,775	55,369	(3,147,365)	(28,415,751)
Institutional Class/Shares Authorized	35,000,000		35,000,000
Sold	541,184	4,925,673	423,252	3,859,467
Issued in reinvestment of distributions	21,111	195,280	32,478	299,125
Redeemed	(691,702)	(6,276,875)	(1,625,818)	(14,879,113)
	(129,407)	(1,155,922)	(1,170,088)	(10,720,521)
A Class/Shares Authorized	35,000,000		35,000,000
Sold	490,174	4,480,950	1,000,371	8,676,341
Issued in reinvestment of distributions	1,453	13,148	8,817	79,446
Redeemed	(443,730)	(3,974,612)	(1,864,354)	(16,217,606)
	47,897	519,486	(855,166)	(7,461,819)
B Class/Shares Authorized	N/A		10,000,000
Sold			3,403	30,316
Redeemed			(101,931)	(836,156)
			(98,528)	(805,840)
C Class/Shares Authorized	10,000,000		10,000,000
Sold	48,582	416,840	195,017	1,642,864
Redeemed	(60,360)	(509,608)	(329,591)	(2,780,205)
	(11,778)	(92,768)	(134,574)	(1,137,341)
R Class/Shares Authorized	5,000,000		5,000,000
Sold	61,813	552,710	50,734	453,279
Redeemed	(33,925)	(301,023)	(34,078)	(307,011)
	27,888	251,687	16,656	146,268
Net increase (decrease)	(32,625)	$(422,148)	(5,389,065)	$(48,395,004)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

17

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$238,173,697	—	—
Foreign Common Stocks	14,775,736	$147,784,527	—
Temporary Cash Investments	—	3,132,978	—
Total Value of Investment Securities	$252,949,433	$150,917,505	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$332,632,315
Gross tax appreciation of investments	$86,420,497
Gross tax depreciation of investments	(15,185,874)
Net tax appreciation (depreciation) of investments	$71,234,623

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2011, the fund had accumulated capital losses of $(60,962,868), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2017. The Regulated Investment Company Modernization Act of 2010 allows the fund to carry forward capital losses incurred in future taxable years for an unlimited period. Any losses incurred during future taxable years will be required to be utilized prior to the losses which carry an expiration date. As a result, capital loss carryforwards may be more likely to expire unused.

The fund has elected to treat $(211,649) of net capital losses incurred in the one-month period ended November 30, 2011, as having been incurred in the following fiscal year for federal income tax purposes.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2012(3)	$8.52	0.03	0.34	0.37	(0.03)	—	(0.03)	$8.86	4.31%	1.10	%(4)	0.59	%(4)	26%	$336,062
2011	$8.41	0.03	0.13	0.16	(0.05)	—	(0.05)	$8.52	1.82%	1.11%		0.28%		53%	$322,672
2010	$7.80	0.03	0.64	0.67	(0.06)	—	(0.06)	$8.41	8.61%	1.16%		0.33%		100%	$344,950
2009	$5.90	0.04	1.86	1.90	— (5)	—	— (5)	$7.80	32.24%	1.22%		0.62%		103%	$346,590
2008	$12.69	0.04	(4.75)	(4.71)	—	(2.08)	(2.08)	$5.90	(44.01)%	1.26%		0.40%		121%	$274,599
2007	$10.52	0.03	2.41	2.44	(0.05)	(0.22)	(0.27)	$12.69	23.73%	1.30%		0.29%		108%	$481,553
Institutional Class
2012(3)	$8.60	0.04	0.35	0.39	(0.05)	—	(0.05)	$8.94	4.48%	0.90	%(4)	0.79	%(4)	26%	$36,256
2011	$8.49	0.04	0.13	0.17	(0.06)	—	(0.06)	$8.60	2.00%	0.91%		0.48%		53%	$35,991
2010	$7.90	0.04	0.64	0.68	(0.09)	—	(0.09)	$8.49	8.68%	0.96%		0.53%		100%	$45,459
2009	$5.97	0.05	1.89	1.94	(0.01)	—	(0.01)	$7.90	32.61%	1.02%		0.82%		103%	$44,752
2008	$12.79	0.07	(4.81)	(4.74)	—	(2.08)	(2.08)	$5.97	(43.88)%	1.05%		0.61%		121%	$28,477
2007	$10.60	0.06	2.42	2.48	(0.07)	(0.22)	(0.29)	$12.79	23.99%	1.10%		0.49%		108%	$16,298

19

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class(6)
2012(3)	$8.39	0.02	0.33	0.35	— (5)	—	— (5)	$8.74	4.22%	1.35	%(4)	0.34	%(4)	26%	$28,453
2011	$8.28	— (5)	0.13	0.13	(0.02)	—	(0.02)	$8.39	1.58%	1.36%		0.03%		53%	$26,908
2010	$7.67	0.01	0.62	0.63	(0.02)	—	(0.02)	$8.28	8.20%	1.41%		0.08%		100%	$33,641
2009	$5.81	0.02	1.84	1.86	—	—	—	$7.67	32.01%	1.47%		0.37%		103%	$34,744
2008	$12.56	0.01	(4.68)	(4.67)	—	(2.08)	(2.08)	$5.81	(44.17)%	1.51%		0.15%		121%	$22,447
2007	$10.41	0.01	2.38	2.39	(0.02)	(0.22)	(0.24)	$12.56	23.74%	1.55%		0.04%		108%	$18,402
C Class
2012(3)	$7.87	(0.02)	0.32	0.30	—	—	—	$8.17	3.81%	2.10	%(4)	(0.41	)%(4)	26%	$3,598
2011	$7.81	(0.06)	0.12	0.06	—	—	—	$7.87	0.77%	2.11%		(0.72)%		53%	$3,557
2010	$7.27	(0.05)	0.59	0.54	—	—	—	$7.81	7.43%	2.16%		(0.67)%		100%	$4,579
2009	$5.54	(0.02)	1.75	1.73	—	—	—	$7.27	31.23%	2.22%		(0.38)%		103%	$3,535
2008	$12.16	(0.05)	(4.49)	(4.54)	—	(2.08)	(2.08)	$5.54	(44.64)%	2.26%		(0.60)%		121%	$2,382
2007	$10.14	(0.07)	2.31	2.24	—	(0.22)	(0.22)	$12.16	22.54%	2.30%		(0.71)%		108%	$2,625
R Class
2012(3)	$8.39	0.01	0.34	0.35	—	—	—	$8.74	4.17%	1.60	%(4)	0.09	%(4)	26%	$906
2011	$8.29	(0.02)	0.12	0.10	—	—	—	$8.39	1.21%	1.61%		(0.22)%		53%	$636
2010	$7.67	(0.01)	0.63	0.62	—	—	—	$8.29	8.08%	1.66%		(0.17)%		100%	$490
2009	$5.82	— (5)	1.85	1.85	—	—	—	$7.67	31.79%	1.72%		0.12%		103%	$442
2008	$12.62	(0.01)	(4.71)	(4.72)	—	(2.08)	(2.08)	$5.82	(44.40)%	1.76%		(0.10)%		121%	$253
2007	$10.47	0.02	2.35	2.37	—	(0.22)	(0.22)	$12.62	23.08%	1.80%		(0.21)%		108%	$202

20

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2012 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class.

See Notes to Financial Statements.

21

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century World Mutual Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-75487   1207

SEMIANNUAL REPORT          |          MAY 31, 2012

International Discovery Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Notes to Financial Statements	14
Financial Highlights	19
Additional Information	22

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended May 31, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the next annual report, dated November 30, 2012, will provide additional market perspective and commentary from our portfolio management team.

Macroeconomic and Financial Market Overview

The six-month period covered by this report began in late 2011 on a relatively strong note, with market values, yields, and investor activity reflecting optimism for 2012. Concerns about the European sovereign debt crisis had eased somewhat. Renewed optimism (similar to early in the first quarter of 2011) inspired investors to generally favor stocks over bonds, and higher-yielding investments over lower-yielding.

This risk-tolerant attitude prevailed through March 2012, but broke down in April and May. During the first four months, investor optimism helped push equities—both domestic and foreign—to double-digit returns. In contrast, the U.S. Treasury market suffered negative returns.

But trends reversed during the final two months of the reporting period. Several U.S. growth indicators slowed, and Europe’s sovereign debt crisis turned for the worse. Spain’s banking sector deteriorated, and Greece’s failure to form a coalition government after elections in May led to concerns that the country might leave the eurozone. Investor preferences generally shifted from stocks to safe-haven assets, particularly U.S. Treasuries.

As a result, investment returns for the six months were mixed. The biggest gainers included long-maturity U.S. government and municipal bonds, and high-yield bonds. The biggest decliners included commodities and international stocks, particularly European stocks. Between those extremes were middling returns for broad U.S. indices—the S&P 500 Index advanced 6.23%, while its bond counterpart, the Barclays U.S. Aggregate Bond Index, advanced 3.46%.

In this uncertain, unstable environment, we continue to believe in a disciplined, diversified, long-term investment approach. We appreciate your continued trust in us during these unsettled times.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

The assets under management in American Century Investments’ funds grow through investors placing new assets in the funds and through market appreciation. Asset growth has been at near record levels over the past two calendar years as market movements were upward, the funds’ relative returns were generally favorable, and the distribution strategies implemented by fund management have been successful.

The board reviews fund performance and distribution strategies on a regular basis. Several years ago, the fund’s management team discussed with the board its plans to grow fund assets in the intermediary, institutional and international distribution channels. These distribution strategies have produced strong positive growth. The growth in the intermediary channel recognizes the funds’ strong relative investment performance and the desire of many shareholders to seek financial guidance. Investors in both the institutional and international channels appear to find the funds’ risk-based investment strategies attractive. The board continues to support fund management’s strategies to increase fund assets and will continue to work to provide the benefits of these gains to fund shareholders.

We continue to receive a steady flow of very thoughtful questions from shareholders. If there are issues that you would like the board to address please email me at dhpratt@fundboardchair.com. Thank you for your continued investment in American Century Investments funds.

Best regards,

Don Pratt

3

Performance

Total Returns as of May 31, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWEGX	-4.86%	-22.63%	-7.32%	7.05%	10.06%	4/1/94
MSCI All Country World ex-U.S. Mid Cap Growth Index	—	-2.94%	-21.01%	-6.61%	6.18%	N/A(2)	—
Institutional Class	TIDIX	-4.81%	-22.47%	-7.13%	7.26%	8.42%	1/2/98
A Class(3) No sales charge* With sales charge*	ACIDX	-4.99% -10.46%	-22.81% -27.27%	-7.54% -8.62%	6.80% 6.16%	6.53% 6.09%	4/28/98
C Class No sales charge* With sales charge*	TWECX	-5.39% -6.34%	-23.35% -23.35%	— —	— —	0.52% 0.52%	3/1/10
R Class	TWERX	-5.02%	-22.94%	—	—	1.04%	3/1/10

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Benchmark data first available June 1994.

(3)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
1.42%	1.22%	1.67%	2.42%	1.92%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. Historically, small company stocks have been more volatile than the stocks of larger, more established companies. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

Fund Characteristics

MAY 31, 2012
Top Ten Holdings	% of net assets
Gemalto NV	2.7%
Technip SA	2.5%
Subsea 7 SA	2.5%
Aggreko plc	2.0%
Babcock International Group plc	2.0%
Intercontinental Hotels Group plc	1.8%
Mellanox Technologies Ltd.	1.8%
AAC Technologies Holdings, Inc.	1.8%
Swedish Match AB	1.8%
Zodiac Aerospace	1.7%

Types of Investments in Portfolio	% of net assets
Foreign Common Stocks	99.6%
Temporary Cash Investments	0.2%
Other Assets and Liabilities	0.2%

Investments by Country	% of net assets
United Kingdom	17.1%
Japan	9.8%
France	7.8%
Canada	7.3%
Switzerland	5.9%
Sweden	5.2%
People’s Republic of China	5.1%
Netherlands	4.9%
Germany	3.9%
Taiwan (Republic of China)	3.7%
South Korea	3.4%
Hong Kong	3.4%
Ireland	3.2%
Israel	2.7%
Italy	2.4%
Norway	2.3%
Australia	2.2%
Other Countries	9.3%
Cash and Equivalents*	0.4%

*Includes temporary cash investments and other assets and liabilities.

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2011 to May 31, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/11	Ending Account Value 5/31/12	Expenses Paid During Period(1) 12/1/11 - 5/31/12	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$951.40	$7.22	1.48%
Institutional Class	$1,000	$951.90	$6.25	1.28%
A Class	$1,000	$950.10	$8.43	1.73%
C Class	$1,000	$946.10	$12.07	2.48%
R Class	$1,000	$949.80	$9.65	1.98%
Hypothetical
Investor Class	$1,000	$1,017.60	$7.47	1.48%
Institutional Class	$1,000	$1,018.60	$6.46	1.28%
A Class	$1,000	$1,016.35	$8.72	1.73%
C Class	$1,000	$1,012.60	$12.48	2.48%
R Class	$1,000	$1,015.10	$9.97	1.98%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

7

Schedule of Investments

MAY 31, 2012 (UNAUDITED)

	Shares	Value
Common Stocks — 99.6%
AUSTRALIA — 2.2%
Campbell Brothers Ltd.	55,200	$3,126,743
Iluka Resources Ltd.	293,200	3,827,121
Mesoblast Ltd.(1)	497,100	3,229,780
Oil Search Ltd.	481,219	3,192,223
		13,375,867
BELGIUM — 1.3%
Umicore SA	164,185	7,791,709
BERMUDA — 1.0%
Golar LNG Ltd.	184,898	6,476,977
BRAZIL — 0.8%
BR Properties SA	454,000	5,177,381
CANADA — 7.3%
Alimentation Couche Tard, Inc. B Shares	137,477	5,437,319
Franco-Nevada Corp.	215,000	9,040,470
Imax Corp.(1)	173,600	3,687,264
Intact Financial Corp.	115,930	7,075,788
Methanex Corp.	175,200	4,898,849
SXC Health Solutions Corp.(1)	86,500	7,947,766
Tim Hortons, Inc.	128,200	6,832,948
		44,920,404
FINLAND — 0.7%
Nokian Renkaat Oyj	123,200	4,615,807
FRANCE — 7.8%
Edenred	93,306	2,461,481
Iliad SA	82,196	10,595,490
Ingenico	101,755	4,301,790
Sodexo	57,000	4,137,207
Technip SA	170,800	15,567,131
Zodiac Aerospace	110,700	10,790,298
		47,853,397
GERMANY — 3.9%
GEA Group AG	289,896	7,377,036
Hugo Boss AG Preference Shares	95,635	9,288,752
Lanxess AG	108,831	7,211,584
		23,877,372
HONG KONG — 3.4%
China Resources Cement Holdings Ltd.	4,132,000	3,023,850
Link Real Estate Investment Trust (The)	1,215,500	4,666,838
Melco Crown Entertainment Ltd. ADR(1)	860,441	10,110,182
Nine Dragons Paper Holdings Ltd.	5,164,000	3,240,162
		21,041,032
INDIA — 1.1%
IRB Infrastructure Developers Ltd.	561,508	1,126,365
LIC Housing Finance Ltd.	395,900	1,671,159
Yes Bank Ltd.	628,500	3,691,595
		6,489,119
INDONESIA — 0.6%
PT Semen Gresik (Persero) Tbk	2,967,500	3,456,822
IRELAND — 3.2%
Elan Corp. plc ADR(1)	420,100	5,864,596
Experian plc	505,300	7,047,854
James Hardie Industries SE	271,147	1,959,802
UBM plc	613,703	5,060,239
		19,932,491
ISRAEL — 2.7%
Allot Communications Ltd.(1)	211,800	5,511,036
Mellanox Technologies Ltd.(1)	185,609	11,220,064
		16,731,100
ITALY — 2.4%
Fiat SpA(1)	579,600	2,723,368
Pirelli & C SpA	937,741	9,293,530
Prysmian SpA	201,800	2,849,585
		14,866,483
JAPAN — 9.8%
Aisin Seiki Co. Ltd.	142,000	4,448,826
Anritsu Corp.	126,000	1,355,513
Chiyoda Corp.	802,000	9,508,142
Daihatsu Motor Co. Ltd.	185,000	3,182,491
McDonald’s Holdings Co. Japan Ltd.	106,900	3,119,963
Nikon Corp.	276,100	7,695,283
Nippon Television Network Corp.	49,600	7,171,618
Nippon Yusen KK	933,000	2,500,383
Nisshinbo Holdings, Inc.	450,000	3,594,946
NSK Ltd.	523,000	3,223,698
OKUMA Corp.	578,000	3,806,126
Park24 Co. Ltd.	566,300	7,508,751
Shimano, Inc.	53,300	3,241,124
		60,356,864

8

	Shares	Value
LUXEMBOURG — 0.4%
Pacific Drilling SA(1)	259,265	$2,203,752
NETHERLANDS — 4.9%
ASM International	64,400	2,189,842
Fugro NV CVA	53,996	3,104,623
Gemalto NV	262,800	16,738,295
Koninklijke Vopak NV	136,400	8,039,959
		30,072,719
NORWAY — 2.3%
Aker Solutions ASA	569,461	7,487,394
Schibsted ASA	217,589	6,746,615
		14,234,009
PEOPLE’S REPUBLIC OF CHINA — 5.1%
AAC Technologies Holdings, Inc.	3,546,000	11,193,254
Evergrande Real Estate Group Ltd.(1)	5,724,000	3,141,671
Focus Media Holding Ltd. ADR	148,200	3,082,560
Great Wall Motor Co. Ltd. H Shares	3,093,500	6,353,163
Lenovo Group Ltd.	5,576,000	4,741,527
Longfor Properties Co. Ltd.	1,779,000	2,759,650
		31,271,825
SINGAPORE — 1.0%
Golden Agri-Resources Ltd.	5,637,000	2,843,435
Neptune Orient Lines Ltd.(1)	4,314,000	3,565,427
		6,408,862
SOUTH AFRICA — 1.0%
Discovery Holdings Ltd.	544,630	3,189,480
Mr Price Group Ltd.	242,266	2,973,359
		6,162,839
SOUTH KOREA — 3.4%
Celltrion, Inc.	194,116	5,517,976
Hotel Shilla Co. Ltd.	35,955	1,638,957
NCSoft Corp.	41,200	8,377,886
Nexen Tire Corp.	321,820	5,698,825
		21,233,644
SPAIN — 1.4%
Grifols SA(1)	381,100	8,644,721
SWEDEN — 5.2%
Autoliv, Inc.	55,901	3,231,637
Elekta AB B Shares	93,000	4,458,930
Hexagon AB B Shares	504,200	8,918,673
Lundin Petroleum AB(1)	254,658	4,487,057
Swedish Match AB	293,589	11,113,907
		32,210,204
SWITZERLAND — 5.9%
Aryzta AG(1)	134,061	6,045,063
Clariant AG(1)	949,100	9,668,342
DKSH Holding AG(1)	48,927	2,442,950
GAM Holding AG(1)	662,586	6,957,716
Sika AG	2,000	3,613,527
Wolseley plc	223,300	7,598,832
		36,326,430
TAIWAN (REPUBLIC OF CHINA) — 3.7%
Catcher Technology Co. Ltd.	1,405,085	8,920,651
Hiwin Technologies Corp.	388,000	3,886,760
Radiant Opto-Electronics Corp.	1,137,000	5,123,509
Simplo Technology Co. Ltd.	712,000	5,104,798
		23,035,718
UNITED KINGDOM — 17.1%
Aggreko plc	364,301	12,340,907
Ashmore Group plc	894,983	4,680,127
Ashtead Group plc	1,909,515	6,777,602
Babcock International Group plc	935,457	12,254,675
BTG plc(1)	408,100	2,427,800
Bunzl plc	203,845	3,213,918
Burberry Group plc	202,500	4,266,312
Croda International plc	307,100	10,583,045
Intercontinental Hotels Group plc	479,050	11,266,640
Intertek Group plc	145,167	5,917,695
Johnson Matthey plc	248,900	8,331,894
Ophir Energy plc(1)	415,136	3,723,681
Persimmon plc	242,111	2,119,444
Subsea 7 SA(1)	770,518	15,158,599
Telecity Group plc(1)	216,000	2,723,117
		105,785,456
TOTAL COMMON STOCKS (Cost $590,350,521)		614,553,004

9

Value
Temporary Cash Investments — 0.2%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25% - 2.625%, 9/15/14 - 12/31/14, valued at $569,229), in a joint trading account at 0.16%, dated 5/31/12, due 6/1/12 (Delivery value $557,776)	$557,774
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.50%, 2/15/36, valued at $571,901), in a joint trading account at 0.13%, dated 5/31/12, due 6/1/12 (Delivery value $557,775)	557,773
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 3.625%, 8/15/19, valued at $392,353), in a joint trading account at 0.10%, dated 5/31/12, due 6/1/12 (Delivery value $384,023)	384,022
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,499,569)	1,499,569
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $591,850,090)	616,052,573
OTHER ASSETS AND LIABILITIES — 0.2%	996,933
TOTAL NET ASSETS — 100.0%	$617,049,506

Market Sector Diversification
(as a % of net assets)
Industrials	22.8%
Consumer Discretionary	21.2%
Information Technology	14.1%
Materials	12.5%
Energy	9.9%
Financials	7.0%
Health Care	6.3%
Consumer Staples	4.1%
Telecommunication Services	1.7%
Cash and Equivalents*	0.4%

*Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

ADR = American Depositary Receipt
CVA = Certificaten Van Aandelen

(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

MAY 31, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $591,850,090)	$616,052,573
Foreign currency holdings, at value (cost of $471,764)	467,741
Receivable for investments sold	1,959,173
Receivable for capital shares sold	20,904
Dividends and interest receivable	1,730,358
Other assets	177,774
620,408,523

Liabilities
Payable for investments purchased	1,815,512
Payable for capital shares redeemed	731,048
Accrued management fees	811,692
Distribution and service fees payable	765
3,359,017

Net Assets	$617,049,506

Net Assets Consist of:
Capital (par value and paid-in surplus)	$934,223,140
Undistributed net investment income	2,026,812
Accumulated net realized loss	(343,400,463)
Net unrealized appreciation	24,200,017
$617,049,506

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$559,030,797	63,670,578	$8.78
Institutional Class, $0.01 Par Value	$55,158,415	6,210,007	$8.88
A Class, $0.01 Par Value	$2,525,313	294,994	$8.56*
C Class, $0.01 Par Value	$91,406	10,624	$8.60
R Class, $0.01 Par Value	$243,575	28,006	$8.70

*Maximum offering price $9.08 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $836,561)	$7,329,625
Interest	3,138
7,332,763
Expenses:
Management fees	5,160,405
Distribution and service fees:
A Class	3,654
C Class	517
R Class	680
Directors’ fees and expenses	12,349
Other expenses	33,661
5,211,266

Net investment income (loss)	2,121,497

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	1,163,257
Foreign currency transactions	(367,119)
796,138

Change in net unrealized appreciation (depreciation) on:
Investments	(32,049,679)
Translation of assets and liabilities in foreign currencies	66,418
(31,983,261)

Net realized and unrealized gain (loss)	(31,187,123)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(29,065,626)

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2012 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2011
Increase (Decrease) in Net Assets	May 31, 2012	November 30, 2011
Operations
Net investment income (loss)	$2,121,497	$1,621,324
Net realized gain (loss)	796,138	47,818,057
Change in net unrealized appreciation (depreciation)	(31,983,261)	(110,079,679)
Net increase (decrease) in net assets resulting from operations	(29,065,626)	(60,640,298)

Distributions to Shareholders
From net investment income:
Investor Class	(127,731)	—
Institutional Class	(157,604)	—
Decrease in net assets from distributions	(285,335)	—

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(114,941,420)	(158,780,647)

Redemption Fees
Increase in net assets from redemption fees	11,752	135,065

Net increase (decrease) in net assets	(144,280,629)	(219,285,880)

Net Assets
Beginning of period	761,330,135	980,616,015
End of period	$617,049,506	$761,330,135

Undistributed net investment income	$2,026,812	$190,650

See Notes to Financial Statements.

13

Notes to Financial Statements

MAY 31, 2012 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. International Discovery Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek capital growth. The fund pursues its objective by investing primarily in equity securities of companies that are small- to medium-sized at time of purchase and are located in foreign developed countries or emerging market countries.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

14

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. Additionally, non-U.S. tax returns filed by the fund due to investments in certain foreign securities remain subject to examination by the relevant taxing authority for seven years from the date of filing. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

15

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Redemption — The fund may impose a 2.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions. Prior to November 14, 2011, the redemption fee applied to shares held less than 180 days.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 1.20% to 1.75% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.20% less at each point within the range. The effective annual management fee for each class for the six months ended May 31, 2012 was 1.46% for the Investor Class, A Class, C Class and R Class and 1.26% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended May 31, 2012 are detailed in the Statement of Operations.

Other Expenses — The fund’s total other expenses include the fees and expenses of the fund’s independent directors and their legal counsel, interest, and other miscellaneous expenses. A portion of these expenses was due to nonrecurring expenses paid by the fund. The impact of total other expenses to the annualized ratio of operating expenses to average net assets was 0.02% for the six months ended May 31, 2012.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

16

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended May 31, 2012 were $585,316,108 and $687,199,441, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2012		Year ended November 30, 2011
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	400,000,000		400,000,000
Sold	934,362	$8,668,554	7,072,349	$75,279,226
Issued in reinvestment of distributions	13,080	121,513	—	—
Redeemed	(8,958,583)	(83,427,447)	(24,303,658)	(240,508,259)
	(8,011,141)	(74,637,380)	(17,231,309)	(165,229,033)
Institutional Class/Shares Authorized	70,000,000		70,000,000
Sold	353,260	3,308,785	3,483,268	35,787,791
Issued in reinvestment of distributions	16,519	155,111	—	—
Redeemed	(4,553,814)	(43,459,203)	(2,818,293)	(27,863,390)
	(4,184,035)	(39,995,307)	664,975	7,924,401
A Class/Shares Authorized	10,000,000		10,000,000
Sold	34,669	315,877	91,116	944,432
Redeemed	(93,240)	(856,227)	(235,457)	(2,458,608)
	(58,571)	(540,350)	(144,341)	(1,514,176)
C Class/Shares Authorized	10,000,000		10,000,000
Sold	3,289	29,904	11,986	130,918
Redeemed	(2,301)	(21,462)	(10,143)	(92,757)
	988	8,442	1,843	38,161
R Class/Shares Authorized	10,000,000		10,000,000
Sold	32,641	290,343	—	—
Redeemed	(7,576)	(67,168)	—	—
	25,065	223,175	—	—
Net increase (decrease)	(12,227,694)	$(114,941,420)	(16,708,832)	$(158,780,647)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

17

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Foreign Common Stocks	$51,388,068	$563,164,936	—
Temporary Cash Investments	—	1,499,569	—
Total Value of Investment Securities	$51,388,068	$564,664,505	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund concentrates its investments in common stocks of smaller companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$595,285,654
Gross tax appreciation of investments	$57,673,115
Gross tax depreciation of investments	(36,906,196)
Net tax appreciation (depreciation) of investments	$20,766,919

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2011, the fund had accumulated capital losses of $(325,858,641), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(84,373,986) and $(241,484,655) expire in 2016 and 2017 respectively. The Regulated Investment Company Modernization Act of 2010 allows the fund to carry forward capital losses incurred in future taxable years for an unlimited period. Any losses incurred during future taxable years will be required to be utilized prior to the losses which carry an expiration date. As a result, capital loss carryforwards may be more likely to expire unused.

The fund has elected to treat $(8,497,210) of net capital losses incurred in the one-month period ended November 30, 2011, as having been incurred in the following fiscal year for federal income tax purposes.

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:				Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)		Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2012(3)	$9.22	0.03		(0.47)	(0.44)	— (4)	—	— (4)	$8.78	(4.86)%	1.48	%(5)	0.57	%(5)	83%	$559,031
2011	$9.88	0.02		(0.68)	(0.66)	—	—	—	$9.22	(6.58)%	1.42%		0.14%		167%	$660,971
2010	$8.55	—	(4)	1.35	1.35	(0.02)	—	(0.02)	$9.88	15.80%	1.43%		0.00	%(6)	199%	$878,530
2009	$6.26	0.01		2.34	2.35	(0.06)	—	(0.06)	$8.55	38.06%	1.48%		0.13%		207%	$872,865
2008	$18.40	0.06		(8.09)	(8.03)	(0.06)	(4.05)	(4.11)	$6.26	(55.48)%	1.37%		0.51%		175%	$713,764
2007	$18.01	0.05		4.60	4.65	—	(4.26)	(4.26)	$18.40	32.18%	1.36%		0.30%		162%	$1,758,335
Institutional Class
2012(3)	$9.34	0.03		(0.47)	(0.44)	(0.02)	—	(0.02)	$8.88	(4.81)%	1.28	%(5)	0.77	%(5)	83%	$55,158
2011	$9.99	0.03		(0.68)	(0.65)	—	—	—	$9.34	(6.41)%	1.22%		0.34%		167%	$97,063
2010	$8.66	0.02		1.36	1.38	(0.05)	—	(0.05)	$9.99	16.06%	1.23%		0.20%		199%	$97,167
2009	$6.34	0.02		2.37	2.39	(0.07)	—	(0.07)	$8.66	38.32%	1.28%		0.33%		207%	$79,830
2008	$18.59	0.08		(8.18)	(8.10)	(0.10)	(4.05)	(4.15)	$6.34	(55.37)%	1.17%		0.71%		175%	$55,091
2007	$18.16	0.09		4.64	4.73	—	(4.30)	(4.30)	$18.59	32.45%	1.16%		0.50%		162%	$145,723

19

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate		Net Assets, End of Period (in thousands)
A Class(7)
2012(3)	$9.00	0.01	(0.45)	(0.44)	—	—	—	$8.56	(4.99)%	1.73	%(5)	0.32	%(5)	83%		$2,525
2011	$9.67	(0.02)	(0.65)	(0.67)	—	—	—	$9.00	(6.83)%	1.67%		(0.11)%		167%		$3,182
2010	$8.37	(0.02)	1.32	1.30	—	—	—	$9.67	15.53%	1.68%		(0.25)%		199%		$4,814
2009	$6.13	— (4)	2.29	2.29	(0.05)	—	(0.05)	$8.37	37.71%	1.73%		(0.12)%		207%		$6,342
2008	$18.08	0.06	(7.95)	(7.89)	(0.01)	(4.05)	(4.06)	$6.13	(55.56)%	1.63%		0.25%		175%		$10,622
2007	$17.76	0.07	4.46	4.53	—	(4.21)	(4.21)	$18.08	31.83%	1.61%		0.05%		162%		$2,494
C Class
2012(3)	$9.08	(0.02)	(0.46)	(0.48)	—	—	—	$8.60	(5.39)%	2.48	%(5)	(0.43	)%(5)	83%		$91
2011	$9.82	(0.07)	(0.67)	(0.74)	—	—	—	$9.08	(7.43)%	2.42%		(0.86)%		167%		$87
2010(8)	$8.50	(0.05)	1.37	1.32	—	—	—	$9.82	15.53%	2.43	%(5)	(0.77	)%(5)	199	%(9)	$77
R Class
2012(3)	$9.15	0.02	(0.47)	(0.45)	—	—	—	$8.70	(5.02)%	1.98	%(5)	0.07	%(5)	83%		$244
2011	$9.86	(0.04)	(0.67)	(0.71)	—	—	—	$9.15	(7.10)%	1.92%		(0.36)%		167%		$27
2010(8)	$8.50	(0.01)	1.37	1.36	—	—	—	$9.86	16.00%	1.93	%(5)	(0.16	)%(5)	199	%(9)	$29

20

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2012 (unaudited).

(4)	Per-share amount was less than $0.005.

(5)	Annualized.

(6)	Ratio was less than 0.005%.

(7)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

(8)	March 1, 2010 (commencement of sale) through November 30, 2010.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2010.

See Notes to Financial Statements.

21

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century World Mutual Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-75490   1207

SEMIANNUAL REPORT          |          MAY 31, 2012

International Opportunities Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Notes to Financial Statements	14
Financial Highlights	19
Additional Information	21

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended May 31, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the next annual report, dated November 30, 2012, will provide additional market perspective and commentary from our portfolio management team.

Macroeconomic and Financial Market Overview

The six-month period covered by this report began in late 2011 on a relatively strong note, with market values, yields, and investor activity reflecting optimism for 2012. Concerns about the European sovereign debt crisis had eased somewhat. Renewed optimism (similar to early in the first quarter of 2011) inspired investors to generally favor stocks over bonds, and higher-yielding investments over lower-yielding.

This risk-tolerant attitude prevailed through March 2012, but broke down in April and May. During the first four months, investor optimism helped push equities—both domestic and foreign—to double-digit returns. In contrast, the U.S. Treasury market suffered negative returns.

But trends reversed during the final two months of the reporting period. Several U.S. growth indicators slowed, and Europe’s sovereign debt crisis turned for the worse. Spain’s banking sector deteriorated, and Greece’s failure to form a coalition government after elections in May led to concerns that the country might leave the eurozone. Investor preferences generally shifted from stocks to safe-haven assets, particularly U.S. Treasuries.

As a result, investment returns for the six months were mixed. The biggest gainers included long-maturity U.S. government and municipal bonds, and high-yield bonds. The biggest decliners included commodities and international stocks, particularly European stocks. Between those extremes were middling returns for broad U.S. indices—the S&P 500 Index advanced 6.23%, while its bond counterpart, the Barclays U.S. Aggregate Bond Index, advanced 3.46%.

In this uncertain, unstable environment, we continue to believe in a disciplined, diversified, long-term investment approach. We appreciate your continued trust in us during these unsettled times.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

The assets under management in American Century Investments’ funds grow through investors placing new assets in the funds and through market appreciation. Asset growth has been at near record levels over the past two calendar years as market movements were upward, the funds’ relative returns were generally favorable, and the distribution strategies implemented by fund management have been successful.

The board reviews fund performance and distribution strategies on a regular basis. Several years ago, the fund’s management team discussed with the board its plans to grow fund assets in the intermediary, institutional and international distribution channels. These distribution strategies have produced strong positive growth. The growth in the intermediary channel recognizes the funds’ strong relative investment performance and the desire of many shareholders to seek financial guidance. Investors in both the institutional and international channels appear to find the funds’ risk-based investment strategies attractive. The board continues to support fund management’s strategies to increase fund assets and will continue to work to provide the benefits of these gains to fund shareholders.

We continue to receive a steady flow of very thoughtful questions from shareholders. If there are issues that you would like the board to address please email me at dhpratt@fundboardchair.com. Thank you for your continued investment in American Century Investments funds.

Best regards,

Don Pratt

3

Performance

Total Returns as of May 31, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	AIOIX	1.84%	-16.35%	-5.24%	10.87%	11.24%	6/1/01
MSCI All Country World ex-U.S. Small Cap Growth Index	—	-1.23%	-19.89%	-4.53%	7.96%	6.41%(2)	—
Institutional Class	ACIOX	1.82%	-16.12%	-5.06%	—	13.98%	1/9/03
A Class No sales charge* With sales charge*	AIVOX	1.67% -4.10%	-16.48% -21.24%	— —	— —	4.82% 2.07%	3/1/10
C Class No sales charge* With sales charge*	AIOCX	1.34% 0.34%	-17.06% -17.06%	— —	— —	4.09% 4.09%	3/1/10
R Class	AIORX	1.67%	-16.60%	—	—	4.64%	3/1/10

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Since 5/31/01, the date nearest the Investor Class’s inception for which data are available.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
1.83%	1.63%	2.08%	2.83%	2.33%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. Historically, small company stocks have been more volatile than the stocks of larger, more established companies. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

Fund Characteristics

MAY 31, 2012
Top Ten Holdings	% of net assets
Ingenico	2.7%
Christian Hansen Holding A/S	2.4%
Aberdeen Asset Management plc	2.3%
Mellanox Technologies Ltd.	2.0%
Dollarama, Inc.	2.0%
Telecity Group plc	2.0%
Ashtead Group plc	1.9%
Spectris plc	1.8%
SXC Health Solutions Corp.	1.8%
Hotel Shilla Co. Ltd.	1.8%

Types of Investments in Portfolio	% of net assets
Foreign Common Stocks	99.6%
Rights	—*
Total Equity Exposure	99.6%
Temporary Cash Investments	0.3%
Other Assets and Liabilities	0.1%
*Category is less than 0.05% of total net assets.

Investments by Country	% of net assets
United Kingdom	20.2%
Japan	12.5%
Canada	6.9%
Germany	6.5%
France	5.6%
South Korea	5.5%
Australia	4.0%
Norway	3.1%
People’s Republic of China	2.9%
Hong Kong	2.9%
Brazil	2.7%
Taiwan (Republic of China)	2.6%
India	2.5%
Israel	2.4%
Denmark	2.4%
Italy	2.3%
Indonesia	2.2%
Other Countries	12.4%
Cash and Equivalents*	0.4%

*Includes temporary cash investments and other assets and liabilities.

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2011 to May 31, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/11	Ending Account Value 5/31/12	Expenses Paid During Period(1) 12/1/11 – 5/31/12	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,018.40	$9.44	1.87%
Institutional Class	$1,000	$1,018.20	$8.43	1.67%
A Class	$1,000	$1,016.70	$10.69	2.12%
C Class	$1,000	$1,013.40	$14.45	2.87%
R Class	$1,000	$1,016.70	$11.95	2.37%
Hypothetical
Investor Class	$1,000	$1,015.65	$9.42	1.87%
Institutional Class	$1,000	$1,016.65	$8.42	1.67%
A Class	$1,000	$1,014.40	$10.68	2.12%
C Class	$1,000	$1,010.65	$14.43	2.87%
R Class	$1,000	$1,013.15	$11.93	2.37%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

7

Schedule of Investments

MAY 31, 2012 (UNAUDITED)

	Shares	Value
Common Stocks — 99.6%
AUSTRALIA — 4.0%
Aristocrat Leisure Ltd.	301,503	$860,523
Atlas Iron Ltd.	168,293	355,737
Campbell Brothers Ltd.	10,220	578,901
Flight Centre Ltd.	44,437	787,806
NRW Holdings Ltd.	188,901	614,588
SAI Global Ltd.	43,900	199,276
		3,396,831
BERMUDA — 1.8%
Golar LNG Ltd.	20,044	702,141
Lancashire Holdings Ltd.	71,405	828,672
		1,530,813
BRAZIL — 2.7%
CETIP SA – Balcao Organizado de Ativos e Derivativos	14,946	213,720
Marcopolo SA Preference Shares	229,300	1,059,611
Mills Estruturas e Servicos de Engenharia SA	81,000	991,591
		2,264,922
CANADA — 6.9%
Africa Oil Corp.(1)	78,569	803,300
AuRico Gold, Inc.(1)	88,831	662,244
Canadian Western Bank	30,982	798,210
Detour Gold Corp.(1)	19,280	395,550
Dollarama, Inc.	30,154	1,669,659
SXC Health Solutions Corp.(1)	16,361	1,503,276
		5,832,239
DENMARK — 2.4%
Christian Hansen Holding A/S	72,348	2,015,285
FINLAND — 1.4%
Huhtamaki Oyj	52,328	723,386
Outotec Oyj	10,544	414,337
		1,137,723
FRANCE — 5.6%
CFAO SA	13,157	558,665
Eurofins Scientific	11,022	1,240,213
Ingenico	54,230	2,292,625
Zodiac Aerospace	5,990	583,865
		4,675,368
GERMANY — 6.5%
Delticom AG	5,577	433,756
Gerry Weber International AG(1)	33,616	1,287,721
Gildemeister AG	80,914	1,337,171
KUKA AG(1)	30,984	678,118
TAG Immobilien AG(1)	47,569	470,553
Wirecard AG	49,957	903,104
XING AG(1)	6,574	362,542
		5,472,965
HONG KONG — 2.9%
China Overseas Grand Oceans Group Ltd.(1)	814,500	1,078,787
Giordano International Ltd.	536,000	392,252
Vinda International Holdings Ltd.	594,000	970,414
		2,441,453
INDIA — 2.5%
Exide Industries Ltd.	156,664	330,025
Hathway Cable & Datacom Ltd.(1)	123,575	361,763
Havells India Ltd.	44,401	442,014
Mahindra & Mahindra Financial Services Ltd.	36,698	414,995
McLeod Russel India Ltd.	106,216	528,550
		2,077,347
INDONESIA — 2.2%
PT Jasa Marga	1,099,500	602,386
PT Mitra Adiperkasa Tbk	820,500	611,010
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	2,367,500	604,468
		1,817,864
IRELAND — 0.6%
Grafton Group plc	71,116	242,876
Kentz Corp. Ltd.	48,588	297,364
		540,240
ISRAEL — 2.4%
Avner Oil Exploration LLP(1)	587,619	328,299
Mellanox Technologies Ltd.(1)	28,561	1,726,512
		2,054,811
ITALY — 2.3%
Banca Generali SpA	111,774	1,050,385
Salvatore Ferragamo Italia SpA	44,509	910,836
		1,961,221
JAPAN — 12.5%
Anritsu Corp.	76,000	817,611
Dainippon Screen Manufacturing Co. Ltd.	83,000	599,515
Disco Corp.	16,300	870,540
Horiba Ltd.	27,900	929,644

8

	Shares	Value
M3, Inc.	195	$867,247
MonotaRO Co. Ltd.	12,108	243,674
Nachi-Fujikoshi Corp.	138,000	614,625
NET One Systems Co. Ltd.	63,300	875,666
Nihon Kohden Corp.	31,500	901,263
Seria Co. Ltd.	12,800	221,991
Ship Healthcare Holdings, Inc.	36,300	855,616
Tamron Co. Ltd.	37,800	1,121,072
Tsubakimoto Chain Co.	231,000	1,288,247
Zeon Corp.	44,000	338,030
		10,544,741
MEXICO — 0.8%
Genomma Lab Internacional SAB de CV Class B(1)	359,352	629,796
NETHERLANDS — 1.3%
Aalberts Industries NV	31,267	503,375
InterXion Holding NV(1)	36,589	605,914
		1,109,289
NORWAY — 3.1%
Algeta ASA(1)	19,215	458,780
Det Norske Oljeselskap ASA(1)	35,302	461,849
Petroleum Geo-Services ASA	77,688	900,128
Tomra Systems ASA	118,359	818,752
		2,639,509
PEOPLE’S REPUBLIC OF CHINA — 2.9%
AirTAC International Group	151,000	839,788
Biostime International Holdings Ltd.	248,000	622,433
China Shanshui Cement Group Ltd.	837,000	667,525
Goodbaby International Holdings Ltd.	1,197,000	331,577
		2,461,323
PHILIPPINES — 1.1%
International Container Terminal Services, Inc.	297,000	525,664
Universal Robina Corp.	293,100	437,915
		963,579
SINGAPORE — 1.2%
Biosensors International Group Ltd.(1)	623,000	592,251
Ezion Holdings Ltd.	678,000	397,245
		989,496
SOUTH KOREA — 5.5%
Cheil Worldwide, Inc.	53,630	820,184
Eugene Technology Co. Ltd.	27,832	541,194
Handsome Co. Ltd.	22,670	586,798
Hotel Shilla Co. Ltd.	32,540	1,483,289
Jinsung T.E.C.	43,075	392,337
Mando Corp.	5,830	795,281
		4,619,083
SWEDEN — 1.0%
Trelleborg AB B Shares	90,098	878,097
SWITZERLAND — 0.8%
Micronas Semiconductor Holding AG(1)	39,916	361,621
Temenos Group AG(1)	20,406	327,723
		689,344
TAIWAN (REPUBLIC OF CHINA) — 2.6%
Ginko International Co. Ltd.(1)	62,425	614,880
Johnson Health Tech Co. Ltd.	113,000	230,180
Radiant Opto-Electronics Corp.	205,000	923,764
Standard Foods Corp.	137,000	417,224
		2,186,048
THAILAND — 1.4%
Home Product Center PCL	1,190,700	456,594
Thai Union Frozen Products PCL	337,200	712,768
		1,169,362
TURKEY — 1.0%
Bizim Toptan Satis Magazalari AS	63,682	816,195
UNITED KINGDOM — 20.2%
Aberdeen Asset Management plc	512,868	1,920,750
Ashtead Group plc	454,195	1,612,112
AZ Electronic Materials SA	90,021	415,250
Bellway plc	95,990	1,024,483
Bodycote plc	125,980	736,062
Croda International plc	41,541	1,431,554
Great Portland Estates plc	68,455	398,379
Hays plc	328,851	367,955
Imagination Technologies Group plc(1)	110,098	836,368
John Wood Group plc	113,758	1,227,267
Millennium & Copthorne Hotels plc	94,926	681,612
Pennon Group plc	57,360	647,554
Rightmove plc	40,580	916,864
Rotork plc	14,374	449,710
Shaftesbury plc	69,518	541,063
Spectris plc	61,672	1,526,485
Spirax-Sarco Engineering plc	13,998	445,713

9

Shares	Value
Telecity Group plc(1)	131,393	$1,656,474
Victrex plc	10,454	224,436
		17,060,091
TOTAL COMMON STOCKS (Cost $75,979,874)		83,975,035
Rights†
BRAZIL†
CETIP SA – Balcao Organizado de Ativos e Derivativos(1)	8	10
SOUTH KOREA†
Jinsung T.E.C.(1)	5,550	13,449
TOTAL RIGHTS (Cost $—)		13,459
Temporary Cash Investments — 0.3%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25% – 2.625%, 9/15/14 – 12/31/14, valued at $98,309), in a joint trading account at 0.16%, dated 5/31/12, due 6/1/12 (Delivery value $96,330)		96,330
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.50%, 2/15/36, valued at $98,770), in a joint trading account at 0.13%, dated 5/31/12, due 6/1/12 (Delivery value $96,330)		96,330
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 3.625%, 8/15/19, valued at $67,761), in a joint trading account at 0.10%, dated 5/31/12, due 6/1/12 (Delivery value $66,323)		66,323
TOTAL TEMPORARY CASH INVESTMENTS (Cost $258,983)		258,983
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $76,238,857)		84,247,477
OTHER ASSETS AND LIABILITIES — 0.1%		48,581
TOTAL NET ASSETS — 100.0%		$84,296,058

Market Sector Diversification
(as a % of net assets)
Industrials	21.0%
Consumer Discretionary	20.2%
Information Technology	19.1%
Financials	9.1%
Health Care	9.1%
Materials	8.7%
Consumer Staples	6.0%
Energy	5.6%
Utilities	0.8%
Cash and Equivalents*	0.4%

*Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

† Category is less than 0.05% of total net assets.

(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

MAY 31, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $76,238,857)	$84,247,477
Foreign currency holdings, at value (cost of $279,550)	278,771
Receivable for investments sold	1,046,377
Receivable for capital shares sold	60,211
Dividends and interest receivable	279,707
Other assets	55,056
85,967,599

Liabilities
Payable for investments purchased	1,181,055
Payable for capital shares redeemed	349,589
Accrued management fees	140,398
Distribution and service fees payable	499
1,671,541

Net Assets	$84,296,058

Net Assets Consist of:
Capital (par value and paid-in surplus)	$103,931,966
Accumulated net investment loss	(285,146)
Accumulated net realized loss	(27,359,790)
Net unrealized appreciation	8,009,028
$84,296,058

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$82,499,907	13,539,683	$6.09
Institutional Class, $0.01 Par Value	$38,181	6,214	$6.14
A Class, $0.01 Par Value	$1,501,252	246,731	$6.08*
C Class, $0.01 Par Value	$129,897	21,536	$6.03
R Class, $0.01 Par Value	$126,821	20,871	$6.08

*Maximum offering price $6.45 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $82,311)	$941,150
Interest	283
941,433

Expenses:
Management fees	876,565
Distribution and service fees:
A Class	6,750
C Class	570
R Class	244
Directors’ fees and expenses	1,684
Other expenses	3,272
889,085

Net investment income (loss)	52,348

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(1,420,626)
Foreign currency transactions	(56,555)
(1,477,181)

Change in net unrealized appreciation (depreciation) on:
Investments	3,689,680
Translation of assets and liabilities in foreign currencies	(430)
3,689,250

Net realized and unrealized gain (loss)	2,212,069

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,264,417

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2012 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2011
Increase (Decrease) in Net Assets	May 31, 2012	November 30, 2011
Operations
Net investment income (loss)	$52,348	$(181,257)
Net realized gain (loss)	(1,477,181)	7,817,186
Change in net unrealized appreciation (depreciation)	3,689,250	(12,014,877)
Net increase (decrease) in net assets resulting from operations	2,264,417	(4,378,948)

Distributions to Shareholders
From net investment income:
Investor Class	—	(419,841)
Institutional Class	—	(244)
A Class	—	(287)
Decrease in net assets from distributions	—	(420,372)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(13,026,006)	(3,147,447)

Redemption Fees
Increase in net assets from redemption fees	1,222	37,354

Net increase (decrease) in net assets	(10,760,367)	(7,909,413)

Net Assets
Beginning of period	95,056,425	102,965,838
End of period	$84,296,058	$95,056,425

Accumulated net investment loss	$(285,146)	$(337,494)

See Notes to Financial Statements.

13

Notes to Financial Statements

MAY 31, 2012 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. International Opportunities Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek capital growth. The fund pursues its objective by investing primarily in equity securities of companies that are small-sized at the time of purchase and are located in foreign developed countries or emerging market countries.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

14

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. Additionally, non-U.S. tax returns filed by the fund due to investments in certain foreign securities remain subject to examination by the relevant taxing authority for seven years from the date of filing. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

15

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.  The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Redemption — The fund may impose a 2.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions. Prior to November 14, 2011, the redemption fee applied to shares held less than 180 days.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 1.40% to 2.00% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.20% less at each point within the range. The effective annual management fee for each class for the six months ended May 31, 2012 was 1.86% for the Investor Class, A Class, C Class and R Class and 1.66% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended May 31, 2012 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

16

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended May 31, 2012 were $53,508,107 and $65,945,000, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2012		Year ended November 30, 2011
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	100,000,000		100,000,000
Sold	681,623	$4,330,731	2,482,073	$16,630,637
Issued in reinvestment of distributions	—	—	59,420	408,211
Redeemed	(2,137,160)	(13,238,753)	(3,876,170)	(25,431,961)
	(1,455,537)	(8,908,022)	(1,334,677)	(8,393,113)
Institutional Class/Shares Authorized	10,000,000		10,000,000
Issued in reinvestment of distributions	—	—	35	244
A Class/Shares Authorized	10,000,000		10,000,000
Sold	962,543	5,994,226	966,727	5,889,154
Issued in reinvestment of distributions	—	—	41	283
Redeemed	(1,576,327)	(10,209,190)	(120,894)	(739,192)
	(613,784)	(4,214,964)	845,874	5,150,245
C Class/Shares Authorized	10,000,000		10,000,000
Sold	7,145	44,738	22,245	150,515
Redeemed	(2,955)	(17,732)	(11,890)	(69,692)
	4,190	27,006	10,355	80,823
R Class/Shares Authorized	10,000,000		10,000,000
Sold	10,645	69,974	7,603	54,226
Redeemed	—	—	(5,528)	(39,872)
	10,645	69,974	2,075	14,354
Net increase (decrease)	(2,054,486)	$(13,026,006)	(476,338)	$(3,147,447)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

17

	Level 1	Level 2	Level 3
Investment Securities
Foreign Common Stocks	$3,034,567	$80,940,468	—
Rights	—	13,459	—
Temporary Cash Investments	—	258,983	—
Total Value of Investment Securities	$3,034,567	$81,212,910	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund concentrates its investments in common stocks of smaller companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$76,697,336
Gross tax appreciation of investments	$12,437,929
Gross tax depreciation of investments	(4,887,788)
Net tax appreciation (depreciation) of investments	$7,550,141

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2011, the fund had accumulated capital losses of $(25,272,830), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(13,497,473) and $(11,775,357) expire in 2016 and 2017, respectively. The Regulated Investment Company Modernization Act of 2010 allows the fund to carry forward capital losses incurred in future taxable years for an unlimited period. Any losses incurred during future taxable years will be required to be utilized prior to the losses which carry an expiration date. As a result, capital loss carryforwards may be more likely to expire unused.

The fund has elected to treat $(337,681) of net capital losses incurred in the one-month period ended November 30, 2011, as having been incurred in the following fiscal year for federal income tax purposes.

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate		Net Assets, End of Period (in thousands)
Investor Class
2012(3)	$5.98	0.01	0.10	0.11	—	—	—	$6.09	1.84%	1.87	%(4)	0.13	%(4)	57%		$82,500
2011	$6.29	(0.01)	(0.27)	(0.28)	(0.03)	—	(0.03)	$5.98	(4.57)%	1.83%		(0.17)%		146%		$89,708
2010	$5.49	(0.03)	0.94	0.91	(0.11)	—	(0.11)	$6.29	16.72%	1.89%		(0.52)%		209%		$102,739
2009	$3.70	(0.02)	1.81	1.79	—	—	—	$5.49	48.38%	1.95%		(0.52)%		244%		$92,968
2008	$11.37	0.05	(5.06)	(5.01)	(0.05)	(2.61)	(2.66)	$3.70	(56.46)%	1.87%		0.72%		206%		$65,541
2007	$11.79	0.02	2.94	2.96	— (5)	(3.38)	(3.38)	$11.37	33.73%	1.81%		0.19%		149%		$212,157
Institutional Class
2012(3)	$6.03	0.01	0.10	0.11	—	—	—	$6.14	1.82%	1.67	%(4)	0.33	%(4)	57%		$38
2011	$6.34	— (5)	(0.27)	(0.27)	(0.04)	—	(0.04)	$6.03	(4.35)%	1.63%		0.03%		146%		$37
2010	$5.54	(0.02)	0.95	0.93	(0.13)	—	(0.13)	$6.34	17.04%	1.69%		(0.32)%		209%		$39
2009	$3.72	(0.04)	1.86	1.82	—	—	—	$5.54	48.92%	1.75%		(0.32)%		244%		$33
2008	$11.44	0.07	(5.10)	(5.03)	(0.08)	(2.61)	(2.69)	$3.72	(56.44)%	1.67%		0.92%		206%		$1,245
2007	$11.85	0.06	2.94	3.00	(0.03)	(3.38)	(3.41)	$11.44	33.97%	1.61%		0.39%		149%		$4,513
A Class
2012(3)	$5.98	(0.02)	0.12	0.10	—	—	—	$6.08	1.67%	2.12	%(4)	(0.12	)%(4)	57%		$1,501
2011	$6.29	(0.04)	(0.26)	(0.30)	(0.01)	—	(0.01)	$5.98	(4.81)%	2.10%		(0.44)%		146%		$5,147
2010(6)	$5.51	(0.02)	0.84	0.82	(0.04)	—	(0.04)	$6.29	14.87%	2.14	%(4)	(0.45	)%(4)	209	%(7)	$92

19

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate		Net Assets, End of Period (in thousands)
C Class
2012(3)	$5.95	(0.02)	0.10	0.08	—	—	—	$6.03	1.34%	2.87	%(4)	(0.87	)%(4)	57%		$130
2011	$6.30	(0.06)	(0.29)	(0.35)	—	—	—	$5.95	(5.56)%	2.83%		(1.17)%		146%		$103
2010(6)	$5.51	(0.05)	0.84	0.79	—	—	—	$6.30	14.34%	2.89	%(4)	(1.19	)%(4)	209	%(7)	$44
R Class
2012(3)	$5.98	— (5)	0.10	0.10	—	—	—	$6.08	1.67%	2.37	%(4)	(0.37	)%(4)	57%		$127
2011	$6.30	(0.04)	(0.28)	(0.32)	—	—	—	$5.98	(5.08)%	2.33%		(0.67)%		146%		$61
2010(6)	$5.51	(0.03)	0.84	0.81	(0.02)	—	(0.02)	$6.30	14.77%	2.39	%(4)	(0.69	)%(4)	209	%(7)	$51

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2012 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	March 1, 2010 (commencement of sale) through November 30, 2010.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2010.

See Notes to Financial Statements.

20

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

21

Notes

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century World Mutual Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-75491   1207

SEMIANNUAL REPORT          |          MAY 31, 2012

International Growth Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Notes to Financial Statements	14
Financial Highlights	19
Additional Information	22

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended May 31, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the next annual report, dated November 30, 2012, will provide additional market perspective and commentary from our portfolio management team.

Macroeconomic and Financial Market Overview

The six-month period covered by this report began in late 2011 on a relatively strong note, with market values, yields, and investor activity reflecting optimism for 2012. Concerns about the European sovereign debt crisis had eased somewhat. Renewed optimism (similar to early in the first quarter of 2011) inspired investors to generally favor stocks over bonds, and higher-yielding investments over lower-yielding.

This risk-tolerant attitude prevailed through March 2012, but broke down in April and May. During the first four months, investor optimism helped push equities—both domestic and foreign—to double-digit returns. In contrast, the U.S. Treasury market suffered negative returns.

But trends reversed during the final two months of the reporting period. Several U.S. growth indicators slowed, and Europe’s sovereign debt crisis turned for the worse. Spain’s banking sector deteriorated, and Greece’s failure to form a coalition government after elections in May led to concerns that the country might leave the eurozone. Investor preferences generally shifted from stocks to safe-haven assets, particularly U.S. Treasuries.

As a result, investment returns for the six months were mixed. The biggest gainers included long-maturity U.S. government and municipal bonds, and high-yield bonds. The biggest decliners included commodities and international stocks, particularly European stocks. Between those extremes were middling returns for broad U.S. indices—the S&P 500 Index advanced 6.23%, while its bond counterpart, the Barclays U.S. Aggregate Bond Index, advanced 3.46%.

In this uncertain, unstable environment, we continue to believe in a disciplined, diversified, long-term investment approach. We appreciate your continued trust in us during these unsettled times.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

The assets under management in American Century Investments’ funds grow through investors placing new assets in the funds and through market appreciation. Asset growth has been at near record levels over the past two calendar years as market movements were upward, the funds’ relative returns were generally favorable, and the distribution strategies implemented by fund management have been successful.

The board reviews fund performance and distribution strategies on a regular basis. Several years ago, the fund’s management team discussed with the board its plans to grow fund assets in the intermediary, institutional and international distribution channels. These distribution strategies have produced strong positive growth. The growth in the intermediary channel recognizes the funds’ strong relative investment performance and the desire of many shareholders to seek financial guidance. Investors in both the institutional and international channels appear to find the funds’ risk-based investment strategies attractive. The board continues to support fund management’s strategies to increase fund assets and will continue to work to provide the benefits of these gains to fund shareholders.

We continue to receive a steady flow of very thoughtful questions from shareholders. If there are issues that you would like the board to address please email me at dhpratt@fundboardchair.com. Thank you for your continued investment in American Century Investments funds.

Best regards,

Don Pratt

3

Performance

Total Returns as of May 31, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWIEX	-2.67%	-18.68%	-4.78%	3.70%	7.00%	5/9/91
MSCI EAFE Index	—	-4.70%	-20.48%	-7.34%	4.01%	4.30%(2)	—
MSCI EAFE Growth Index	—	-2.78%	-18.36%	-5.56%	4.08%	3.08%(2)	—
Institutional Class	TGRIX	-2.59%	-18.49%	-4.58%	3.92%	4.28%	11/20/97
A Class(3) No sales charge* With sales charge*	TWGAX	-2.85% -8.48%	-18.94% -23.63%	-5.03% -6.15%	3.44% 2.83%	4.89% 4.49%	10/2/96
C Class No sales charge* With sales charge*	AIWCX	-3.17% -4.14%	-19.56% -19.56%	-5.73% -5.73%	2.66% 2.66%	0.97% 0.97%	6/4/01
R Class	ATGRX	-2.91%	-19.13%	-5.25%	—	5.00%	8/29/03

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Since 4/30/91, the date nearest the Investor Class’s inception for which data are available.

(3)	Prior to December 3, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
1.32%	1.12%	1.57%	2.32%	1.82%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

4

Fund Characteristics

MAY 31, 2012
Top Ten Holdings	% of net assets
Nestle SA	2.6%
Toyota Motor Corp.	1.7%
BHP Billiton Ltd.	1.7%
Syngenta AG	1.7%
Samsung Electronics Co. Ltd.	1.5%
Pernod-Ricard SA	1.5%
Statoil ASA	1.5%
Novo Nordisk A/S B Shares	1.4%
Grifols SA	1.4%
Saipem SpA	1.4%

Types of Investments in Portfolio	% of net assets
Foreign Common Stocks	99.3%
Temporary Cash Investments	0.1%
Other Assets and Liabilities	0.6%

Investments by Country	% of net assets
United Kingdom	16.8%
Japan	14.3%
France	10.2%
Switzerland	9.7%
Germany	8.2%
Italy	3.4%
Netherlands	3.1%
Sweden	2.9%
South Korea	2.8%
Spain	2.7%
Australia	2.6%
Denmark	2.2%
Belgium	2.1%
Other Countries	18.3%
Cash and Equivalents*	0.7%
*Includes temporary cash investments and other assets and liabilities.

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2011 to May 31, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/11	Ending Account Value 5/31/12	Expenses Paid During Period(1) 12/1/11 – 5/31/12	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$973.30	$6.46	1.31%
Institutional Class	$1,000	$974.10	$5.48	1.11%
A Class	$1,000	$971.50	$7.69	1.56%
C Class	$1,000	$968.30	$11.37	2.31%
R Class	$1,000	$970.90	$8.92	1.81%
Hypothetical
Investor Class	$1,000	$1,018.45	$6.61	1.31%
Institutional Class	$1,000	$1,019.45	$5.60	1.11%
A Class	$1,000	$1,017.20	$7.87	1.56%
C Class	$1,000	$1,013.45	$11.63	2.31%
R Class	$1,000	$1,015.95	$9.12	1.81%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

7

Schedule of Investments

MAY 31, 2012 (UNAUDITED)

	Shares	Value
Common Stocks — 99.3%
AUSTRALIA — 2.6%
BHP Billiton Ltd.	751,562	$23,405,118
Commonwealth Bank of Australia	261,850	12,600,359
		36,005,477
BELGIUM — 2.1%
Anheuser-Busch InBev NV	268,189	18,155,967
Umicore SA	223,571	10,609,984
		28,765,951
BRAZIL — 0.8%
BR Malls Participacoes SA	455,800	5,028,411
Itau Unibanco Holding SA Preference Shares	407,900	5,887,383
		10,915,794
CANADA — 1.1%
Bank of Nova Scotia	169,888	8,712,754
Potash Corp. of Saskatchewan, Inc.	158,570	6,280,775
		14,993,529
DENMARK — 2.2%
Christian Hansen Holding A/S	384,384	10,707,182
Novo Nordisk A/S B Shares	152,595	20,300,803
		31,007,985
FINLAND — 0.4%
Kone Oyj	96,940	5,409,569
FRANCE — 10.2%
BNP Paribas SA	296,324	9,425,763
Cie Generale d’Optique Essilor International SA	125,552	10,724,332
Danone SA	296,267	19,009,087
L’Oreal SA	134,647	15,137,369
LVMH Moet Hennessy Louis Vuitton SA	66,923	9,880,389
Pernod-Ricard SA	215,360	21,037,127
Sanofi	292,527	19,894,038
Schneider Electric SA	170,267	9,067,752
Technip SA	158,152	14,414,361
Zodiac Aerospace	143,908	14,027,193
		142,617,411
GERMANY — 8.2%
adidas AG	115,202	8,573,905
BASF SE	231,086	16,109,906
Bayerische Motoren Werke AG	176,801	13,357,347
E.ON AG	186,618	3,410,533
Fresenius Medical Care AG & Co. KGaA	112,444	7,464,900
HeidelbergCement AG	170,912	7,413,554
Hugo Boss AG Preference Shares	112,929	10,968,468
Infineon Technologies AG	179,338	1,416,549
Kabel Deutschland Holding AG(1)	248,560	14,100,969
Muenchener Rueckversicherungs AG	151,762	18,812,292
SAP AG	221,674	12,718,240
		114,346,663
HONG KONG — 1.9%
AIA Group Ltd.	2,450,600	7,988,118
China Unicom Ltd. ADR	700,139	9,619,910
Li & Fung Ltd.	2,264,000	4,153,727
Link Real Estate Investment Trust (The)	1,438,000	5,521,114
		27,282,869
INDIA — 0.3%
HDFC Bank Ltd. ADR(1)	170,839	4,776,658
INDONESIA — 0.7%
PT Bank Mandiri (Persero) Tbk	14,088,452	10,341,523
IRELAND — 1.2%
Experian plc	512,537	7,148,795
Shire plc	358,756	10,107,282
		17,256,077
ISRAEL — 0.1%
Check Point Software Technologies Ltd.(1)	26,648	1,365,444
ITALY — 3.4%
ENI SpA	619,628	11,952,257
Pirelli & C SpA	924,113	9,158,470
Prada SpA	1,127,700	6,945,012
Saipem SpA	514,836	19,989,082
		48,044,821
JAPAN — 14.3%
Daito Trust Construction Co. Ltd.	90,600	7,977,795
FANUC Corp.	64,600	11,145,891
Fast Retailing Co. Ltd.	47,200	10,535,069
Hitachi Ltd.	599,000	3,432,248
Japan Tobacco, Inc.	3,029	16,892,203
Komatsu Ltd.	392,000	9,394,793
Konami Corp.	154,000	3,256,483
Lawson, Inc.	227,800	15,959,954
Mitsubishi Corp.	732,600	14,350,957
Mitsubishi Heavy Industries Ltd.	2,895,000	11,711,524

8

	Shares	Value
Mitsubishi UFJ Financial Group, Inc.	2,251,900	$9,770,878
Murata Manufacturing Co. Ltd.	236,300	12,273,366
Nitori Holdings Co. Ltd.	58,450	5,281,087
ORIX Corp.	193,520	16,744,073
Rakuten, Inc.	13,398	14,328,132
Toyota Motor Corp.	608,000	23,587,545
Unicharm Corp.	254,600	13,759,967
		200,401,965
MACAU — 0.5%
Sands China Ltd.	2,215,600	7,564,649
NETHERLANDS — 3.1%
ASML Holding NV	298,165	13,678,071
European Aeronautic Defence and Space Co. NV	403,981	13,522,080
Gemalto NV	110,752	7,054,032
Koninklijke Vopak NV	149,551	8,815,131
		43,069,314
NORWAY — 1.9%
Statoil ASA	915,666	20,649,617
Telenor ASA	457,109	6,679,208
		27,328,825
PEOPLE’S REPUBLIC OF CHINA — 1.7%
Baidu, Inc. ADR(1)	85,787	10,103,135
Industrial & Commercial Bank of China Ltd. H Shares	7,123,435	4,331,946
Lenovo Group Ltd.	6,648,000	5,653,097
Tencent Holdings Ltd.	127,300	3,500,051
		23,588,229
PERU — 0.8%
Credicorp Ltd.	92,449	11,534,862
PORTUGAL — 1.0%
Jeronimo Martins SGPS SA	790,094	14,033,910
RUSSIAN FEDERATION — 1.2%
Magnit OJSC GDR(1)	340,877	8,385,574
Sberbank of Russia	3,373,708	8,356,675
		16,742,249
SINGAPORE — 1.2%
DBS Group Holdings Ltd.	913,000	9,366,646
Keppel Corp. Ltd.	935,000	7,241,425
		16,608,071
SOUTH KOREA — 2.8%
Hyundai Motor Co.	87,263	18,040,391
Samsung Electronics Co. Ltd.	20,586	21,122,344
		39,162,735
SPAIN — 2.7%
Banco Bilbao Vizcaya Argentaria SA	1,007,721	5,734,311
Grifols SA(1)	885,354	20,083,017
Inditex SA	150,848	12,463,509
		38,280,837
SWEDEN — 2.9%
Atlas Copco AB A Shares	420,423	8,466,912
Electrolux AB	354,951	6,728,165
Elekta AB B Shares	143,547	6,882,431
Getinge AB B Shares	188,436	4,682,043
Swedbank AB A Shares	633,601	9,000,981
Volvo AB B Shares	382,941	4,298,828
		40,059,360
SWITZERLAND — 9.7%
Adecco SA(1)	190,189	7,381,608
Kuehne + Nagel International AG	33,197	3,526,978
Nestle SA	637,904	36,152,381
Roche Holding AG	84,725	13,223,153
SGS SA	5,405	9,743,301
Syngenta AG	73,087	23,400,481
UBS AG(1)	1,101,895	12,421,630
Wolseley plc	385,195	13,108,070
Xstrata plc	551,213	7,836,910
Zurich Financial Services AG(1)	46,037	9,412,620
		136,207,132
TAIWAN (REPUBLIC OF CHINA) — 1.8%
Hon Hai Precision Industry Co. Ltd.	4,450,000	13,045,263
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	900,182	12,359,499
		25,404,762
THAILAND — 1.1%
Kasikornbank PCL NVDR	3,067,000	14,942,166
TURKEY — 0.6%
Turkiye Garanti Bankasi AS	2,842,732	9,116,255
UNITED KINGDOM — 16.8%
Admiral Group plc	277,824	4,448,815
Aegis Group plc	3,029,220	7,581,862
Aggreko plc	348,631	11,810,077
Antofagasta plc	447,593	6,912,101
ARM Holdings plc	488,725	3,815,075
BG Group plc	987,827	18,916,306
British American Tobacco plc	371,717	17,521,849

9

Shares	Value
Burberry Group plc	488,488	$10,291,566
Capita Group plc (The)	867,797	8,265,434
Compass Group plc	620,380	6,080,985
GlaxoSmithKline plc	546,844	12,119,407
HSBC Holdings plc (Hong Kong)	1,863,382	14,704,814
Intercontinental Hotels Group plc	623,460	14,662,977
Kingfisher plc	2,770,012	12,038,983
Lloyds Banking Group plc(1)	25,004,662	9,780,738
Petrofac Ltd.	646,699	15,418,834
Reckitt Benckiser Group plc	172,776	9,170,766
Rio Tinto plc	382,649	16,394,736
Standard Chartered plc	470,192	9,485,799
Vodafone Group plc	5,648,677	15,060,933
Whitbread plc	389,898	11,194,969
		235,677,026
TOTAL COMMON STOCKS (Cost $1,255,039,502)		1,392,852,118
Temporary Cash Investments — 0.1%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25% - 2.625%, 9/15/14 - 12/31/14, valued at $862,568), in a joint trading account at 0.16%, dated 5/31/12, due 6/1/12 (Delivery value $845,214)		845,210
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.50%, 2/15/36, valued at $866,617), in a joint trading account at 0.13%, dated 5/31/12, due 6/1/12 (Delivery value $845,213)		845,210
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 3.625%, 8/15/19, valued at $594,544), in a joint trading account at 0.10%, dated 5/31/12, due 6/1/12 (Delivery value $581,920)		581,918
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,272,338)		2,272,338
TOTAL INVESTMENT SECURITIES — 99.4% (Cost $1,257,311,840)		1,395,124,456
OTHER ASSETS AND LIABILITIES — 0.6%		7,908,272
TOTAL NET ASSETS — 100.0%		$1,403,032,728

Market Sector Diversification
(as a % of net assets)
Financials	18.2%
Consumer Discretionary	17.0%
Consumer Staples	14.8%
Industrials	12.5%
Materials	9.5%
Information Technology	8.9%
Health Care	8.8%
Energy	7.0%
Telecommunication Services	2.3%
Utilities	0.3%
Cash and Equivalents*	0.7%

*Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

ADR = American Depositary Receipt
GDR = Global Depositary Receipt
NVDR = Non-Voting Depositary Receipt
OJSC = Open Joint Stock Company

(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

MAY 31, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,257,311,840)	$1,395,124,456
Foreign currency holdings, at value (cost of $1,897,112)	1,886,972
Receivable for investments sold	10,594,912
Receivable for capital shares sold	727,500
Dividends and interest receivable	7,975,027
Other assets	1,092,732
1,417,401,599

Liabilities
Payable for investments purchased	10,670,679
Payable for capital shares redeemed	2,053,335
Accrued management fees	1,603,624
Distribution and service fees payable	41,233
14,368,871

Net Assets	$1,403,032,728

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,507,515,088
Undistributed net investment income	13,630,323
Accumulated net realized loss	(256,055,008)
Net unrealized appreciation	137,942,325
$1,403,032,728

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$1,108,261,514	116,305,471	$9.53
Institutional Class, $0.01 Par Value	$118,567,795	12,499,154	$9.49
A Class, $0.01 Par Value	$171,685,813	17,914,384	$9.58*
C Class, $0.01 Par Value	$2,353,403	248,712	$9.46
R Class, $0.01 Par Value	$2,164,203	223,824	$9.67

*Maximum offering price $10.16 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $3,204,894)	$27,127,675
Interest	1,230
27,128,905

Expenses:
Management fees	9,807,271
Distribution and service fees:
A Class	225,767
C Class	13,262
R Class	7,266
Directors’ fees and expenses	29,009
Other expenses	60,065
10,142,640

Net investment income (loss)	16,986,265

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	32,599,958
Foreign currency transactions	(572,662)
32,027,296

Change in net unrealized appreciation (depreciation) on:
Investments	(85,696,080)
Translation of assets and liabilities in foreign currencies	(133,204)
(85,829,284)

Net realized and unrealized gain (loss)	(53,801,988)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(36,815,723)

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2012 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2011
Increase (Decrease) in Net Assets	May 31, 2012	November 30, 2011
Operations
Net investment income (loss)	$16,986,265	$15,531,786
Net realized gain (loss)	32,027,296	63,882,952
Change in net unrealized appreciation (depreciation)	(85,829,284)	(110,791,553)
Net increase (decrease) in net assets resulting from operations	(36,815,723)	(31,376,815)

Distributions to Shareholders
From net investment income:
Investor Class	(13,149,175)	(19,326,387)
Institutional Class	(1,737,113)	(1,926,383)
A Class	(1,045,144)	(1,708,891)
R Class	(2,865)	(16,637)
Decrease in net assets from distributions	(15,934,297)	(22,978,298)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(26,056,552)	(75,665,759)

Redemption Fees
Increase in net assets from redemption fees	5,228	44,407

Net increase (decrease) in net assets	(78,801,344)	(129,976,465)

Net Assets
Beginning of period	1,481,834,072	1,611,810,537
End of period	$1,403,032,728	$1,481,834,072

Undistributed net investment income	$13,630,323	$12,578,355

See Notes to Financial Statements.

13

Notes to Financial Statements

MAY 31, 2012 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. International Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek capital growth. The fund pursues its objective by investing primarily in equity securities of companies in at least three developed countries (excluding the United States).

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee. On October 21, 2011, all outstanding B Class shares were converted to A Class shares and the fund discontinued offering the B Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

14

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. Additionally, non-U.S. tax returns filed by the fund due to investments in certain foreign securities remain subject to examination by the relevant taxing authority for seven years from the date of filing. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

15

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Redemption — The fund may impose a 2.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The strategy assets of the fund include the assets of NT International Growth Fund, one fund in a series issued by the corporation. The annual management fee schedule ranges from 1.10% to 1.50% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.20% less at each point within the range. The effective annual management fee for each class for the six months ended May 31, 2012 was 1.30% for the Investor Class, A Class, C Class and R Class and 1.10% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended May 31, 2012 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC. Various funds in a series issued by American Century Asset Allocation Portfolios, Inc. (ACAAP) own, in aggregate, 15% of the shares of the fund. ACAAP does not invest in the fund for the purpose of exercising management or control.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended May 31, 2012 were $882,196,258 and $908,407,126, respectively.

16

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2012		Year ended November 30, 2011
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	1,050,000,000		1,050,000,000
Sold	5,216,178	$51,924,912	10,121,066	$109,941,099
Issued in reinvestment of distributions	1,289,908	12,769,602	1,682,293	18,745,403
Redeemed	(10,334,628)	(104,559,189)	(19,927,980)	(217,005,403)
	(3,828,542)	(39,864,675)	(8,124,621)	(88,318,901)
Institutional Class/Shares Authorized	150,000,000		150,000,000
Sold	1,701,673	17,279,843	3,306,762	34,650,632
Issued in reinvestment of distributions	174,599	1,721,641	171,269	1,903,792
Redeemed	(883,475)	(8,901,151)	(1,541,029)	(16,717,393)
	992,797	10,100,333	1,937,002	19,837,031
A Class/Shares Authorized	125,000,000		125,000,000
Sold	2,150,417	21,818,926	7,748,808	81,672,620
Issued in reinvestment of distributions	102,434	1,020,551	93,927	1,049,896
Redeemed	(1,769,772)	(17,825,687)	(8,287,690)	(87,839,910)
	483,079	5,013,790	(444,955)	(5,117,394)
B Class/Shares Authorized	N/A		10,000,000
Sold			415	4,343
Redeemed			(121,378)	(1,230,969)
			(120,963)	(1,226,626)
C Class/Shares Authorized	10,000,000		10,000,000
Sold	10,661	109,351	57,636	635,001
Redeemed	(40,792)	(406,963)	(44,445)	(469,982)
	(30,131)	(297,612)	13,191	165,019
R Class/Shares Authorized	5,000,000		5,000,000
Sold	27,289	285,353	64,918	725,158
Issued in reinvestment of distributions	250	2,536	1,323	14,931
Redeemed	(126,897)	(1,296,277)	(167,533)	(1,744,977)
	(99,358)	(1,008,388)	(101,292)	(1,004,888)
Net increase (decrease)	(2,482,155)	$(26,056,552)	(6,841,638)	$(75,665,759)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

17

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Foreign Common Stocks	$49,759,508	$1,343,092,610	—
Temporary Cash Investments	—	2,272,338	—
Total Value of Investment Securities	$49,759,508	$1,345,364,948	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,285,852,415
Gross tax appreciation of investments	$185,176,916
Gross tax depreciation of investments	(75,904,875)
Net tax appreciation (depreciation) of investments	$109,272,041

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2011, the fund had accumulated capital losses of $(223,323,814), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(12,343,552) and $(210,980,262) expire in 2016 and 2017, respectively. The Regulated Investment Company Modernization Act of 2010 allows the fund to carry forward capital losses incurred in future taxable years for an unlimited period. Any losses incurred during future taxable years will be required to be utilized prior to the losses which carry an expiration date. As a result, capital loss carryforwards may be more likely to expire unused.

The fund has elected to treat $(24,767,362) of net capital losses incurred in the one-month period ended November 30, 2011, as having been incurred in the following fiscal year for federal income tax purposes.

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2012(3)	$9.90	0.11	(0.37)	(0.26)	(0.11)	—	(0.11)	$9.53	(2.67)%	1.31	%(4)	2.25	%(4)	59%	$1,108,262
2011	$10.30	0.10	(0.35)	(0.25)	(0.15)	—	(0.15)	$9.90	(2.57)%	1.32%		0.95%		125%	$1,189,245
2010	$9.75	0.09	0.61	0.70	(0.15)	—	(0.15)	$10.30	7.28%	1.35%		0.87%		130%	$1,320,906
2009	$7.15	0.09	2.64	2.73	(0.13)	—	(0.13)	$9.75	38.66%	1.38%		1.18%		151%	$1,279,615
2008	$14.87	0.14	(6.96)	(6.82)	(0.11)	(0.79)	(0.90)	$7.15	(48.67)%	1.31%		1.18%		144%	$1,018,753
2007	$12.17	0.13	2.66	2.79	(0.09)	—	(0.09)	$14.87	23.09%	1.27%		0.94%		133%	$2,267,093
Institutional Class
2012(3)	$9.89	0.13	(0.38)	(0.25)	(0.15)	—	(0.15)	$9.49	(2.59)%	1.11	%(4)	2.45	%(4)	59%	$118,568
2011	$10.30	0.12	(0.33)	(0.21)	(0.20)	—	(0.20)	$9.89	(2.27)%	1.12%		1.15%		125%	$113,741
2010	$9.78	0.10	0.61	0.71	(0.19)	—	(0.19)	$10.30	7.38%	1.15%		1.07%		130%	$98,610
2009	$7.17	0.11	2.64	2.75	(0.14)	—	(0.14)	$9.78	38.96%	1.18%		1.38%		151%	$66,920
2008	$14.91	0.15	(6.96)	(6.81)	(0.14)	(0.79)	(0.93)	$7.17	(48.55)%	1.11%		1.38%		144%	$37,160
2007	$12.20	0.17	2.66	2.83	(0.12)	—	(0.12)	$14.91	23.36%	1.07%		1.14%		133%	$80,452

19

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:				Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)		Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class(5)
2012(3)	$9.92	0.10		(0.38)	(0.28)	(0.06)	—	(0.06)	$9.58	(2.85)%	1.56	%(4)	2.00	%(4)	59%	$171,686
2011	$10.29	0.08		(0.35)	(0.27)	(0.10)	—	(0.10)	$9.92	(2.76)%	1.57%		0.70%		125%	$172,901
2010	$9.72	0.06		0.61	0.67	(0.10)	—	(0.10)	$10.29	6.98%	1.60%		0.62%		130%	$183,990
2009	$7.13	0.07		2.63	2.70	(0.11)	—	(0.11)	$9.72	38.30%	1.63%		0.93%		151%	$177,804
2008	$14.82	0.11		(6.94)	(6.83)	(0.07)	(0.79)	(0.86)	$7.13	(48.79)%	1.56%		0.93%		144%	$140,798
2007	$12.12	0.08		2.68	2.76	(0.06)	—	(0.06)	$14.82	22.87%	1.52%		0.69%		133%	$241,579
C Class
2012(3)	$9.77	0.06		(0.37)	(0.31)	—	—	—	$9.46	(3.17)%	2.31	%(4)	1.25	%(4)	59%	$2,353
2011	$10.13	—	(6)	(0.36)	(0.36)	—	—	—	$9.77	(3.55)%	2.32%		(0.05)%		125%	$2,725
2010	$9.54	(0.01)		0.60	0.59	—	—	—	$10.13	6.18%	2.35%		(0.13)%		130%	$2,691
2009	$7.00	0.01		2.59	2.60	(0.06)	—	(0.06)	$9.54	37.29%	2.38%		0.18%		151%	$3,051
2008	$14.60	0.02		(6.83)	(6.81)	—	(0.79)	(0.79)	$7.00	(49.18)%	2.31%		0.18%		144%	$3,210
2007	$11.97	—	(6)	2.63	2.63	—	—	—	$14.60	21.97%	2.27%		(0.06)%		133%	$7,318
R Class
2012(3)	$9.97	0.08		(0.37)	(0.29)	(0.01)	—	(0.01)	$9.67	(2.91)%	1.81	%(4)	1.75	%(4)	59%	$2,164
2011	$10.32	0.05		(0.36)	(0.31)	(0.04)	—	(0.04)	$9.97	(3.05)%	1.82%		0.45%		125%	$3,222
2010	$9.72	0.03		0.62	0.65	(0.05)	—	(0.05)	$10.32	6.75%	1.85%		0.37%		130%	$4,381
2009	$7.13	0.06		2.62	2.68	(0.09)	—	(0.09)	$9.72	37.97%	1.88%		0.68%		151%	$5,436
2008	$14.81	0.09		(6.96)	(6.87)	(0.02)	(0.79)	(0.81)	$7.13	(48.92)%	1.81%		0.68%		144%	$2,727
2007	$12.12	0.07		2.65	2.72	(0.03)	—	(0.03)	$14.81	22.48%	1.77%		0.44%		133%	$4,042

20

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2012 (unaudited).

(4)	Annualized.

(5)	Prior to December 3, 2007, the A Class was referred to as the Advisor Class.

(6)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

21

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century World Mutual Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-75486   1207

SEMIANNUAL REPORT          |          MAY 31, 2012

International Value Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Notes to Financial Statements	14
Financial Highlights	19
Additional Information	22

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended May 31, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the next annual report, dated November 30, 2012, will provide additional market perspective and commentary from our portfolio management team.

Macroeconomic and Financial Market Overview

The six-month period covered by this report began in late 2011 on a relatively strong note, with market values, yields, and investor activity reflecting optimism for 2012. Concerns about the European sovereign debt crisis had eased somewhat. Renewed optimism (similar to early in the first quarter of 2011) inspired investors to generally favor stocks over bonds, and higher-yielding investments over lower-yielding.

This risk-tolerant attitude prevailed through March 2012, but broke down in April and May. During the first four months, investor optimism helped push equities—both domestic and foreign—to double-digit returns. In contrast, the U.S. Treasury market suffered negative returns.

But trends reversed during the final two months of the reporting period. Several U.S. growth indicators slowed, and Europe’s sovereign debt crisis turned for the worse. Spain’s banking sector deteriorated, and Greece’s failure to form a coalition government after elections in May led to concerns that the country might leave the eurozone. Investor preferences generally shifted from stocks to safe-haven assets, particularly U.S. Treasuries.

As a result, investment returns for the six months were mixed. The biggest gainers included long-maturity U.S. government and municipal bonds, and high-yield bonds. The biggest decliners included commodities and international stocks, particularly European stocks. Between those extremes were middling returns for broad U.S. indices—the S&P 500 Index advanced 6.23%, while its bond counterpart, the Barclays U.S. Aggregate Bond Index, advanced 3.46%.

In this uncertain, unstable environment, we continue to believe in a disciplined, diversified, long-term investment approach. We appreciate your continued trust in us during these unsettled times.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

The assets under management in American Century Investments’ funds grow through investors placing new assets in the funds and through market appreciation. Asset growth has been at near record levels over the past two calendar years as market movements were upward, the funds’ relative returns were generally favorable, and the distribution strategies implemented by fund management have been successful.

The board reviews fund performance and distribution strategies on a regular basis. Several years ago, the fund’s management team discussed with the board its plans to grow fund assets in the intermediary, institutional and international distribution channels. These distribution strategies have produced strong positive growth. The growth in the intermediary channel recognizes the funds’ strong relative investment performance and the desire of many shareholders to seek financial guidance. Investors in both the institutional and international channels appear to find the funds’ risk-based investment strategies attractive. The board continues to support fund management’s strategies to increase fund assets and will continue to work to provide the benefits of these gains to fund shareholders.

We continue to receive a steady flow of very thoughtful questions from shareholders. If there are issues that you would like the board to address please email me at dhpratt@fundboardchair.com. Thank you for your continued investment in American Century Investments funds.

Best regards,

Don Pratt

Performance

Total Returns as of May 31, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
A Class No sales charge* With sales charge*	MEQAX	-8.43% -13.70%	-22.14% -26.59%	-7.50%(2) -8.59%(2)	3.28%(2) 2.67%(2)	2.38% 1.98%	3/31/97
MSCI EAFE Value Index	—	-6.65%	-22.62%	-9.17%	3.85%	3.96%	—
Investor Class	ACEVX	-8.23%	-21.92%	-7.27%	—	-1.68%	4/3/06
Institutional Class	ACVUX	-8.18%	-21.69%	-7.09%	—	-1.49%	4/3/06
C Class No sales charge* With sales charge*	ACCOX	-8.74% -9.64%	-22.74% -22.74%	-8.21% -8.21%	— —	-2.67% -2.67%	4/3/06
R Class	ACVRX	-8.56%	-22.30%	-7.76%	—	-2.19%	4/3/06

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

International Value acquired all the net assets of the Mason Street International Equity Fund on March 31, 2006, pursuant to a plan of reorganization approved by the acquired fund’s shareholders on March 15, 2006. Performance information prior to April 1, 2006, is that of the Mason Street International Equity Fund.

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the fees had not been waived.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
1.31%	1.11%	1.56%	2.31%	1.81%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

Unless otherwise indicated, performance reflects A Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

Fund Characteristics

MAY 31, 2012
Top Ten Holdings	% of net assets
HSBC Holdings plc(1)	4.7%
Royal Dutch Shell plc B Shares	3.5%
Commonwealth Bank of Australia	2.9%
Total S.A.	2.9%
Westpac Banking Corp.	2.5%
Australia & New Zealand Banking Group Ltd.	2.3%
Vodafone Group plc	2.3%
Sanofi	2.3%
GlaxoSmithKline plc	2.1%
ENI SpA	2.1%
(1)Includes shares traded on all exchanges.

Types of Investments in Portfolio	% of net assets
Foreign Common Stocks	99.0%
Temporary Cash Investments	0.5%
Other Assets and Liabilities	0.5%

Investments by Country	% of net assets
Japan	21.8%
United Kingdom	18.4%
France	10.6%
Australia	9.3%
Germany	7.3%
Switzerland	6.9%
Netherlands	5.3%
Spain	4.3%
Hong Kong	3.8%
Italy	3.7%
Other Countries	7.6%
Cash and Equivalents(2)	1.0%
(2)Includes temporary cash investments and other assets and liabilities.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2011 to May 31, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/11	Ending Account Value 5/31/12	Expenses Paid During Period(1) 12/1/11 – 5/31/12	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$917.70	$6.28	1.31%
Institutional Class	$1,000	$918.20	$5.32	1.11%
A Class	$1,000	$915.70	$7.47	1.56%
C Class	$1,000	$912.60	$11.05	2.31%
R Class	$1,000	$914.40	$8.66	1.81%
Hypothetical
Investor Class	$1,000	$1,018.45	$6.61	1.31%
Institutional Class	$1,000	$1,019.45	$5.60	1.11%
A Class	$1,000	$1,017.20	$7.87	1.56%
C Class	$1,000	$1,013.45	$11.63	2.31%
R Class	$1,000	$1,015.95	$9.12	1.81%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

Schedule of Investments

MAY 31, 2012 (UNAUDITED)

	Shares	Value
Common Stocks — 99.0%
AUSTRALIA — 9.3%
Australia & New Zealand Banking Group Ltd.	26,300	$535,434
Commonwealth Bank of Australia	14,000	673,687
National Australia Bank Ltd.	3,208	70,248
OZ Minerals Ltd.	12,910	109,660
Spark Infrastructure Group	19,500	29,157
Telstra Corp. Ltd.	34,047	117,736
Western Areas NL	5,500	23,841
Westpac Banking Corp.	29,300	579,099
		2,138,862
BELGIUM — 0.4%
KBC Groep NV	6,000	91,922
DENMARK — 0.2%
Novo Nordisk A/S B Shares	400	53,215
FINLAND — 0.9%
Metso Oyj	4,500	146,785
Nokia Oyj	20,900	54,890
		201,675
FRANCE — 10.6%
AXA SA	21,687	243,516
CNP Assurances(1)	14,670	158,720
Euler Hermes SA(1)	4,000	261,792
France Telecom SA	13,067	164,159
GDF Suez	1,000	19,753
Plastic Omnium SA	1,900	44,085
Sanofi	7,613	517,741
Total S.A.	15,330	658,990
Valeo SA	5,800	245,165
Vivendi SA	7,264	117,304
		2,431,225
GERMANY — 7.3%
Allianz SE	3,000	271,202
Aurubis AG	1,100	50,176
BASF SE	2,019	140,752
Bayer AG	4,500	284,556
Bayerische Motoren Werke AG	1,000	75,550
Deutsche Post AG	11,140	183,478
E.ON AG	14,320	261,705
Gildemeister AG	4,000	66,103
Merck KGaA	946	87,508
ProSiebenSat.1 Media AG Preference Shares	9,360	196,289
Siemens AG	630	51,811
		1,669,130
HONG KONG — 3.8%
BOC Hong Kong Holdings Ltd.	100,000	275,074
Cheung Kong Holdings Ltd.	10,300	118,771
Link Real Estate Investment Trust (The)	65,500	251,483
SJM Holdings Ltd.	37,000	65,691
Wharf Holdings Ltd.	32,000	167,183
		878,202
IRELAND — 0.1%
CRH plc	610	10,258
ISRAEL — 0.8%
Bank Hapoalim BM	49,500	157,994
Delek Group Ltd.	200	32,789
		190,783
ITALY — 3.7%
Assicurazioni Generali SpA	2,300	23,363
Enel SpA	75,500	214,905
ENI SpA	24,680	476,063
Mediaset SpA	37,800	58,705
Societa Iniziative Autostradali e Servizi SpA	12,800	78,250
		851,286
JAPAN — 21.8%
Asahi Kasei Corp.	43,000	232,670
Central Japan Railway Co.	21	170,980
Chiba Bank Ltd. (The)	9,000	50,766
Daicel Chemical Industries, Ltd.	20,000	113,834
Daihatsu Motor Co. Ltd.	14,000	240,837
Daito Trust Construction Co. Ltd.	2,700	237,749
FamilyMart Co. Ltd.	1,200	54,518
Fujitsu Ltd.	37,000	161,958
Haseko Corp.(1)	124,500	81,030
INPEX Corp.	44	254,364
ITOCHU Corp.	6,800	74,543
JGC Corp.	9,000	247,167
Kao Corp.	1,400	36,215
KDDI Corp.	46	284,418
Konica Minolta Holdings, Inc.	25,500	182,887
Lawson, Inc.	4,300	301,263
Mitsubishi UFJ Financial Group, Inc.	14,000	60,745
Namco Bandai Holdings, Inc.	9,000	109,571
Nippon Telegraph & Telephone Corp.	8,400	362,328
Nissan Motor Co. Ltd.	8,760	84,738
Nitto Denko Corp.	2,300	93,338

	Shares	Value
NTT Data Corp.	81	$232,890
Park24 Co. Ltd.	4,500	59,667
Resona Holdings, Inc.	66,700	251,104
Seven & I Holdings Co. Ltd.	9,700	292,015
SOFTBANK CORP.	9,300	290,773
T&D Holdings, Inc.	7,000	66,382
Tokyo Ohka Kogyo Co. Ltd.	5,300	109,571
TS Tech Co. Ltd.	8,500	150,562
UNY Co. Ltd.	11,300	117,672
		5,006,555
NETHERLANDS — 5.3%
Aegon NV	19,030	80,145
European Aeronautic Defence and Space Co. NV	1,110	37,154
ING Groep NV CVA(1)	35,686	206,112
PostNL NV	30,300	101,982
Royal Dutch Shell plc B Shares	24,725	792,037
		1,217,430
NEW ZEALAND — 0.7%
Vector Ltd.	82,400	167,040
NORWAY — 1.9%
Statoil ASA	2,878	64,903
STX OSV Holdings Ltd.	71,000	79,893
Telenor ASA	14,990	219,032
TGS Nopec Geophysical Co. ASA	3,200	79,543
		443,371
PORTUGAL — 0.2%
EDP - Energias de Portugal SA	17,800	36,976
SINGAPORE — 0.7%
DBS Group Holdings Ltd.	9,700	99,514
Sakari Resources Ltd.	53,000	59,433
		158,947
SPAIN — 4.3%
Banco Santander SA	84,706	449,854
Endesa SA	11,600	173,770
Grupo Catalana Occidente SA	8,200	96,121
Mapfre SA	107,168	207,516
Telefonica SA	4,500	49,728
		976,989
SWEDEN — 1.7%
Intrum Justitia AB	9,900	137,982
Saab AB B Shares	13,400	207,516
Svenska Cellulosa AB B Shares	3,475	49,462
		394,960
SWITZERLAND — 6.9%
Credit Suisse Group AG	7,871	149,179
Helvetia Holding AG	650	181,178
Nestle SA	1,500	85,011
Novartis AG	7,400	384,341
OC Oerlikon Corp. AG(1)	26,950	225,011
Roche Holding AG	1,610	251,275
Swiss Life Holding AG(1)	2,700	216,395
Swiss Re AG(1)	1,557	89,764
		1,582,154
UNITED KINGDOM — 18.4%
AstraZeneca plc	3,000	121,046
Berendsen plc	5,800	42,308
BHP Billiton plc	8,200	214,148
BP plc	61,640	375,153
BT Group plc	35,446	112,700
Centrica plc	21,400	102,045
Drax Group plc	30,150	254,408
Firstgroup plc	11,800	38,227
GlaxoSmithKline plc	21,575	478,155
HSBC Holdings plc	107,400	843,349
HSBC Holdings plc (Hong Kong)	28,400	224,118
Man Group plc	23,000	25,841
Marks & Spencer Group plc	38,440	196,334
Mondi plc	29,854	233,276
Sports Direct International plc(1)	6,200	28,294
Standard Chartered plc	10,700	215,865
Tullett Prebon plc	28,100	118,577
Vodafone Group plc	198,379	528,933
WH Smith plc	8,695	64,498
		4,217,275
TOTAL COMMON STOCKS (Cost $24,122,557)		22,718,255

Value
Temporary Cash Investments — 0.5%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25% - 2.625%, 9/15/14 - 12/31/14, valued at $39,328), in a joint trading account at 0.16%, dated 5/31/12, due 6/1/12 (Delivery value $38,537)	$38,537
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.50%, 2/15/36, valued at $39,513), in a joint trading account at 0.13%, dated 5/31/12, due 6/1/12 (Delivery value $38,537)	38,537
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 3.625%, 8/15/19, valued at $27,108), in a joint trading account at 0.10%, dated 5/31/12, due 6/1/12 (Delivery value $26,532)	26,532
TOTAL TEMPORARY CASH INVESTMENTS (Cost $103,606)	103,606
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $24,226,163)	22,821,861
OTHER ASSETS AND LIABILITIES — 0.5%	118,681
TOTAL NET ASSETS — 100.0%	$22,940,542

Market Sector Diversification
(as a % of net assets)
Financials	33.6%
Energy	12.1%
Health Care	9.4%
Telecommunication Services	9.3%
Industrials	8.6%
Consumer Discretionary	7.8%
Materials	6.0%
Utilities	5.6%
Consumer Staples	3.9%
Information Technology	2.7%
Cash and Equivalents*	1.0%

*Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

CVA = Certificaten Van Aandelen

(1)	Non-income producing.

See Notes to Financial Statements.

Statement of Assets and Liabilities

MAY 31, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $24,226,163)	$22,821,861
Foreign currency holdings, at value (cost of $22,671)	22,609
Receivable for investments sold	1,837,286
Receivable for capital shares sold	2,830
Dividends and interest receivable	275,711
24,960,297

Liabilities
Payable for investments purchased	835,068
Payable for capital shares redeemed	1,152,482
Accrued management fees	28,048
Distribution and service fees payable	4,157
2,019,755

Net Assets	$22,940,542

Net Assets Consist of:
Capital (par value and paid-in surplus)	$31,389,356
Undistributed net investment income	432,836
Accumulated net realized loss	(7,484,355)
Net unrealized depreciation	(1,397,295)
$22,940,542

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$8,785,156	1,426,734	$6.16
Institutional Class, $0.01 Par Value	$272,661	44,367	$6.15
A Class, $0.01 Par Value	$12,532,230	2,024,857	$6.19*
C Class, $0.01 Par Value	$1,115,343	180,193	$6.19
R Class, $0.01 Par Value	$235,152	38,108	$6.17

*Maximum offering price $6.57 (net asset value divided by 0.9425).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $52,995)	$627,830
Interest	53
627,883

Expenses:
Management fees	168,916
Distribution and service fees:
A Class	18,296
C Class	5,865
R Class	601
Directors’ fees and expenses	727
Other expenses	290
194,695

Net investment income (loss)	433,188

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(1,005,024)
Foreign currency transactions	(11,870)
(1,016,894)

Change in net unrealized appreciation (depreciation) on:
Investments	(1,696,353)
Translation of assets and liabilities in foreign currencies	(3,536)
(1,699,889)

Net realized and unrealized gain (loss)	(2,716,783)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,283,595)

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2012 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2011
Increase (Decrease) in Net Assets	May 31, 2012	November 30, 2011
Operations
Net investment income (loss)	$433,188	$457,476
Net realized gain (loss)	(1,016,894)	1,899,009
Change in net unrealized appreciation (depreciation)	(1,699,889)	(2,457,396)
Net increase (decrease) in net assets resulting from operations	(2,283,595)	(100,911)

Distributions to Shareholders
From net investment income:
Investor Class	(189,634)	(140,866)
Institutional Class	(5,151)	(26,763)
A Class	(231,826)	(203,043)
B Class	—	(5,247)
C Class	(10,018)	(6,656)
R Class	(3,397)	(3,336)
Decrease in net assets from distributions	(440,026)	(385,911)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	677,222	(1,290,177)

Redemption Fees
Increase in net assets from redemption fees	1,291	4,942

Net increase (decrease) in net assets	(2,045,108)	(1,772,057)

Net Assets
Beginning of period	24,985,650	26,757,707
End of period	$22,940,542	$24,985,650

Undistributed net investment income	$432,836	$439,674

See Notes to Financial Statements.

Notes to Financial Statements

MAY 31, 2012 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. International Value Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund pursues its objective by investing at least 80% of its assets in equity securities and at least 65% of its assets in securities from a minimum of three countries outside the United States that have characteristics similar to those of the companies that comprise the MSCI EAFE Value Index. Additionally, the fund invests primarily in securities issued by companies located in developed countries.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee. On October 21, 2011, all outstanding B Class shares were converted to A Class shares and the fund discontinued offering the B Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Redemption — The fund may impose a 2.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 1.10% to 1.30% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.20% less at each point within the range. The effective annual management fee for each class for the six months ended May 31, 2012 was 1.30% for the Investor Class, A Class, C Class and R Class and 1.10% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended May 31, 2012 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended May 31, 2012 were $23,443,899 and $22,662,959, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2012		Year ended November 30, 2011
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	55,000,000		55,000,000
Sold	287,021	$1,992,641	791,977	$5,985,711
Issued in reinvestment of distributions	26,559	184,322	17,606	134,337
Redeemed	(259,091)	(1,764,139)	(490,278)	(3,574,371)
	54,489	412,824	319,305	2,545,677
Institutional Class/Shares Authorized	55,000,000		55,000,000
Sold	11,659	79,821	43,605	319,246
Issued in reinvestment of distributions	744	5,151	3,517	26,763
Redeemed	(3,685)	(26,035)	(222,380)	(1,539,176)
	8,718	58,937	(175,258)	(1,193,167)
A Class/Shares Authorized	45,000,000		45,000,000
Sold	332,433	2,346,731	491,689	3,631,313
Issued in reinvestment of distributions	32,778	228,789	26,048	199,787
Redeemed	(375,369)	(2,499,232)	(759,310)	(5,588,230)
	(10,158)	76,288	(241,573)	(1,757,130)
B Class/Shares Authorized	N/A		5,000,000
Sold			2,377	17,568
Issued in reinvestment of distributions			696	5,240
Redeemed			(141,146)	(980,262)
			(138,073)	(957,454)
C Class/Shares Authorized	10,000,000		10,000,000
Sold	29,208	202,009	50,831	372,349
Issued in reinvestment of distributions	1,418	9,913	864	6,647
Redeemed	(16,553)	(113,362)	(36,127)	(274,435)
	14,073	98,560	15,568	104,561
R Class/Shares Authorized	5,000,000		5,000,000
Sold	11,381	80,656	10,643	78,636
Issued in reinvestment of distributions	488	3,397	436	3,336
Redeemed	(7,931)	(53,440)	(16,501)	(114,636)
	3,938	30,613	(5,422)	(32,664)
Net increase (decrease)	71,060	$677,222	(225,453)	$(1,290,177)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Foreign Common Stocks	—	$22,718,255	—
Temporary Cash Investments	—	103,606	—
Total Value of Investment Securities	—	$22,821,861	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$24,263,946
Gross tax appreciation of investments	$1,061,826
Gross tax depreciation of investments	(2,503,911)
Net tax appreciation (depreciation) of investments	$(1,442,085)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2011, the fund had accumulated capital losses of $(6,210,901), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2017. The Regulated Investment Company Modernization Act of 2010 allows the fund to carry forward capital losses incurred in future taxable years for an unlimited period. Any losses incurred during future taxable years will be required to be utilized prior to the losses which carry an expiration date. As a result, capital loss carryforwards may be more likely to expire unused.

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Operating Expenses (before expense waiver)		Net Investment Income (Loss)		Net Investment Income (Loss) (before expense waiver)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2012(3)	$6.84	0.12	(0.67)	(0.55)	(0.13)	—	(0.13)	$6.16	(8.23)%	1.31	%(4)	1.31	%(4)	3.52	%(4)	3.52	%(4)	89%	$8,785
2011	$6.91	0.14	(0.09)	0.05	(0.12)	—	(0.12)	$6.84	0.57%	1.31%		1.31%		1.85%		1.85%		30%	$9,391
2010	$7.33	0.11	(0.24)	(0.13)	(0.29)	—	(0.29)	$6.91	(1.82)%	1.32%		1.32%		1.66%		1.66%		26%	$7,272
2009	$5.47	0.11	1.88	1.99	(0.13)	—	(0.13)	$7.33	36.98%	1.31%		1.31%		2.34%		2.34%		16%	$7,062
2008	$11.48	0.19	(5.18)	(4.99)	(0.24)	(0.78)	(1.02)	$5.47	(47.43)%	1.31%		1.31%		2.20%		2.20%		4%	$2,512
2007	$14.36	0.22	2.09	2.31	(0.47)	(4.72)	(5.19)	$11.48	23.55%	1.30%		1.30%		1.96%		1.96%		11%	$3,044
Institutional Class
2012(3)	$6.84	0.13	(0.67)	(0.54)	(0.15)	—	(0.15)	$6.15	(8.18)%	1.11	%(4)	1.11	%(4)	3.72	%(4)	3.72	%(4)	89%	$273
2011	$6.90	0.15	(0.07)	0.08	(0.14)	—	(0.14)	$6.84	0.92%	1.11%		1.11%		2.05%		2.05%		30%	$244
2010	$7.34	0.13	(0.25)	(0.12)	(0.32)	—	(0.32)	$6.90	(1.69)%	1.12%		1.12%		1.86%		1.86%		26%	$1,456
2009	$5.48	0.18	1.82	2.00	(0.14)	—	(0.14)	$7.34	37.18%	1.11%		1.11%		2.54%		2.54%		16%	$1,627
2008	$11.50	0.21	(5.19)	(4.98)	(0.26)	(0.78)	(1.04)	$5.48	(47.32)%	1.11%		1.11%		2.40%		2.40%		4%	$23,847
2007	$14.38	0.23	2.10	2.33	(0.49)	(4.72)	(5.21)	$11.50	23.77%	1.10%		1.10%		2.16%		2.16%		11%	$45,262

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Operating Expenses (before expense waiver)		Net Investment Income (Loss)		Net Investment Income (Loss) (before expense waiver)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2012(3)	$6.87	0.11	(0.68)	(0.57)	(0.11)	—	(0.11)	$6.19	(8.43)%	1.56	%(4)	1.56	%(4)	3.27	%(4)	3.27	%(4)	89%	$12,532
2011	$6.93	0.12	(0.08)	0.04	(0.10)	—	(0.10)	$6.87	0.45%	1.56%		1.56%		1.60%		1.60%		30%	$13,981
2010	$7.33	0.10	(0.24)	(0.14)	(0.26)	—	(0.26)	$6.93	(2.04)%	1.57%		1.57%		1.41%		1.41%		26%	$15,783
2009	$5.48	0.10	1.86	1.96	(0.11)	—	(0.11)	$7.33	36.40%	1.56%		1.56%		2.09%		2.09%		16%	$18,644
2008	$11.49	0.18	(5.20)	(5.02)	(0.21)	(0.78)	(0.99)	$5.48	(47.53)%	1.51%		1.56%		2.00%		1.95%		4%	$15,015
2007	$14.35	0.20	2.11	2.31	(0.45)	(4.72)	(5.17)	$11.49	23.44%	1.40%		1.55%		1.86%		1.71%		11%	$24,558
C Class
2012(3)	$6.84	0.09	(0.68)	(0.59)	(0.06)	—	(0.06)	$6.19	(8.74)%	2.31	%(4)	2.31	%(4)	2.52	%(4)	2.52	%(4)	89%	$1,115
2011	$6.90	0.06	(0.08)	(0.02)	(0.04)	—	(0.04)	$6.84	(0.31)%	2.31%		2.31%		0.85%		0.85%		30%	$1,137
2010	$7.25	0.05	(0.25)	(0.20)	(0.15)	—	(0.15)	$6.90	(2.85)%	2.32%		2.32%		0.66%		0.66%		26%	$1,039
2009	$5.42	0.05	1.85	1.90	(0.07)	—	(0.07)	$7.25	35.44%	2.31%		2.31%		1.34%		1.34%		16%	$869
2008	$11.37	0.12	(5.17)	(5.05)	(0.12)	(0.78)	(0.90)	$5.42	(47.93)%	2.31%		2.31%		1.20%		1.20%		4%	$337
2007	$14.27	0.12	2.07	2.19	(0.37)	(4.72)	(5.09)	$11.37	22.28%	2.30%		2.30%		0.96%		0.96%		11%	$222
R Class
2012(3)	$6.84	0.11	(0.68)	(0.57)	(0.10)	—	(0.10)	$6.17	(8.56)%	1.81	%(4)	1.81	%(4)	3.02	%(4)	3.02	%(4)	89%	$235
2011	$6.90	0.10	(0.08)	0.02	(0.08)	—	(0.08)	$6.84	0.20%	1.81%		1.81%		1.35%		1.35%		30%	$234
2010	$7.28	0.09	(0.25)	(0.16)	(0.22)	—	(0.22)	$6.90	(2.27)%	1.82%		1.82%		1.16%		1.16%		26%	$273
2009	$5.45	0.09	1.84	1.93	(0.10)	—	(0.10)	$7.28	35.90%	1.81%		1.81%		1.84%		1.84%		16%	$123
2008	$11.42	0.13	(5.14)	(5.01)	(0.18)	(0.78)	(0.96)	$5.45	(47.61)%	1.81%		1.81%		1.70%		1.70%		4%	$78
2007	$14.31	0.11	2.14	2.25	(0.42)	(4.72)	(5.14)	$11.42	22.91%	1.80%		1.80%		1.46%		1.46%		11%	$202

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2012 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century World Mutual Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-75488   1207

SEMIANNUAL REPORT          |          MAY 31, 2012

NT International Growth Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Notes to Financial Statements	14
Financial Highlights	18
Additional Information	19

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended May 31, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the next annual report, dated November 30, 2012, will provide additional market perspective and commentary from our portfolio management team.

Macroeconomic and Financial Market Overview

The six-month period covered by this report began in late 2011 on a relatively strong note, with market values, yields, and investor activity reflecting optimism for 2012. Concerns about the European sovereign debt crisis had eased somewhat. Renewed optimism (similar to early in the first quarter of 2011) inspired investors to generally favor stocks over bonds, and higher-yielding investments over lower-yielding.

This risk-tolerant attitude prevailed through March 2012, but broke down in April and May. During the first four months, investor optimism helped push equities—both domestic and foreign—to double-digit returns. In contrast, the U.S. Treasury market suffered negative returns.

But trends reversed during the final two months of the reporting period. Several U.S. growth indicators slowed, and Europe’s sovereign debt crisis turned for the worse. Spain’s banking sector deteriorated, and Greece’s failure to form a coalition government after elections in May led to concerns that the country might leave the eurozone. Investor preferences generally shifted from stocks to safe-haven assets, particularly U.S. Treasuries.

As a result, investment returns for the six months were mixed. The biggest gainers included long-maturity U.S. government and municipal bonds, and high-yield bonds. The biggest decliners included commodities and international stocks, particularly European stocks. Between those extremes were middling returns for broad U.S. indices—the S&P 500 Index advanced 6.23%, while its bond counterpart, the Barclays U.S. Aggregate Bond Index, advanced 3.46%.

In this uncertain, unstable environment, we continue to believe in a disciplined, diversified, long-term investment approach. We appreciate your continued trust in us during these unsettled times.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

The assets under management in American Century Investments’ funds grow through investors placing new assets in the funds and through market appreciation. Asset growth has been at near record levels over the past two calendar years as market movements were upward, the funds’ relative returns were generally favorable, and the distribution strategies implemented by fund management have been successful.

The board reviews fund performance and distribution strategies on a regular basis. Several years ago, the fund’s management team discussed with the board its plans to grow fund assets in the intermediary, institutional and international distribution channels. These distribution strategies have produced strong positive growth. The growth in the intermediary channel recognizes the funds’ strong relative investment performance and the desire of many shareholders to seek financial guidance. Investors in both the institutional and international channels appear to find the funds’ risk-based investment strategies attractive. The board continues to support fund management’s strategies to increase fund assets and will continue to work to provide the benefits of these gains to fund shareholders.

We continue to receive a steady flow of very thoughtful questions from shareholders. If there are issues that you would like the board to address please email me at dhpratt@fundboardchair.com. Thank you for your continued investment in American Century Investments funds.

Best regards,

Don Pratt

3

Performance

Total Returns as of May 31, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Institutional Class	ACLNX	-2.36%	-18.69%	-4.81%	-1.39%	5/12/06
MSCI EAFE Index	—	-4.70%	-20.48%	-7.34%	-2.96%(2)	—
MSCI EAFE Growth Index	—	-2.78%	-18.36%	-5.56%	-1.71%(2)	—

(1)	Total returns for periods less than one year are not annualized.

(2)	Since 4/30/06, the date nearest the Institutional Class’s inception for which data are available.

Total Annual Fund Operating Expenses
Institutional Class 1.12%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of  the indices do not.

4

Fund Characteristics

MAY 31, 2012
Top Ten Holdings	% of net assets
Nestle SA	2.3%
Syngenta AG	1.7%
Pernod-Ricard SA	1.6%
Toyota Motor Corp.	1.6%
BHP Billiton Ltd.	1.5%
Danone SA	1.5%
Samsung Electronics Co. Ltd.	1.5%
Statoil ASA	1.4%
Novo Nordisk A/S B Shares	1.4%
Saipem SpA	1.4%

Types of Investments in Portfolio	% of net assets
Foreign Common Stocks	98.1%
Temporary Cash Investments	2.3%
Other Assets and Liabilities	(0.4)%

Investments by Country	% of net assets
United Kingdom	15.6%
Japan	12.9%
France	10.5%
Switzerland	8.5%
Germany	8.1%
Italy	4.0%
Netherlands	4.0%
Sweden	3.0%
South Korea	2.7%
Spain	2.6%
Australia	2.3%
Denmark	2.2%
People’s Republic of China	2.1%
Belgium	2.0%
Norway	2.0%
Other Countries	15.6%
Cash and Equivalents*	1.9%
*Includes temporary cash investments and other assets and liabilities.

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2011 to May 31, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/11	Ending Account Value 5/31/12	Expenses Paid During Period(1) 12/1/11 – 5/31/12	Annualized Expense Ratio(1)
Actual
Institutional Class	$1,000	$976.40	$5.48	1.11%
Hypothetical
Institutional Class	$1,000	$1,019.45	$5.60	1.11%
(1)   Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

7

Schedule of Investments

MAY 31, 2012 (UNAUDITED)

	Shares	Value
Common Stocks — 98.1%
AUSTRALIA — 2.3%
BHP Billiton Ltd.	203,627	$6,341,345
Commonwealth Bank of Australia	73,585	3,540,949
		9,882,294
BELGIUM — 2.0%
Anheuser-Busch InBev NV	70,951	4,803,270
Umicore SA	80,103	3,801,439
		8,604,709
BRAZIL — 0.8%
BR Malls Participacoes SA	132,300	1,459,541
Itau Unibanco Holding SA Preference Shares	120,000	1,732,008
		3,191,549
CANADA — 1.5%
Bank of Nova Scotia	50,304	2,579,855
Canadian National Railway Co.	20,666	1,689,936
Potash Corp. of Saskatchewan, Inc.	52,081	2,062,868
		6,332,659
DENMARK — 2.2%
Christian Hansen Holding A/S	114,668	3,194,127
Novo Nordisk A/S B Shares	45,135	6,004,631
		9,198,758
FINLAND — 0.8%
Fortum Oyj	53,002	962,083
Kone Oyj	44,199	2,466,449
		3,428,532
FRANCE — 10.5%
BNP Paribas SA	95,963	3,052,485
Cie Generale d’Optique Essilor International SA	35,913	3,067,597
Danone SA	97,607	6,262,661
L’Oreal SA	44,168	4,965,482
LVMH Moet Hennessy Louis Vuitton SA	21,192	3,128,748
Pernod-Ricard SA	70,522	6,888,838
Sanofi	73,941	5,028,545
Schneider Electric SA	54,975	2,927,753
Technip SA	45,306	4,129,300
Zodiac Aerospace	47,093	4,590,312
		44,041,721
GERMANY — 8.1%
adidas AG	37,863	2,817,952
BASF SE	65,971	4,599,096
Bayerische Motoren Werke AG	50,878	3,843,842
Fresenius Medical Care AG & Co. KGaA	29,479	1,957,043
HeidelbergCement AG	69,952	3,034,269
Hugo Boss AG Preference Shares	35,198	3,418,680
Infineon Technologies AG	104,792	827,727
Kabel Deutschland Holding AG(1)	73,497	4,169,532
Muenchener Rueckversicherungs AG	44,706	5,541,719
SAP AG	69,189	3,969,624
		34,179,484
HONG KONG — 1.7%
AIA Group Ltd.	768,900	2,506,351
China Unicom Ltd. ADR	211,815	2,910,338
Link Real Estate Investment Trust (The)	497,500	1,910,121
		7,326,810
INDIA — 0.7%
HDFC Bank Ltd.	162,097	1,461,132
HDFC Bank Ltd. ADR(1)	51,063	1,427,721
		2,888,853
INDONESIA — 0.7%
PT Bank Mandiri (Persero) Tbk	3,944,250	2,895,247
IRELAND — 1.2%
Experian plc	143,719	2,004,573
Shire plc	114,524	3,226,500
		5,231,073
ISRAEL — 0.2%
Check Point Software Technologies Ltd.(1)	19,963	1,022,904
ITALY — 4.0%
ENI SpA	206,495	3,983,166
Pirelli & C SpA	369,973	3,666,637
Prada SpA	504,800	3,108,843
Saipem SpA	151,545	5,883,904
		16,642,550
JAPAN — 12.9%
Daihatsu Motor Co. Ltd.	104,000	1,789,076
Daito Trust Construction Co. Ltd.	26,700	2,351,072
FANUC Corp.	19,500	3,364,472
Fast Retailing Co. Ltd.	14,100	3,147,129
Hitachi Ltd.	219,000	1,254,862
Komatsu Ltd.	112,200	2,689,020
Konami Corp.	45,400	960,028

8

Shares	Value
Lawson, Inc.	67,600	$4,736,141
Mitsubishi Corp.	169,600	3,322,307
Mitsubishi Heavy Industries Ltd.	952,000	3,851,251
Mitsubishi UFJ Financial Group, Inc.	573,700	2,489,255
Murata Manufacturing Co. Ltd.	66,100	3,433,218
Nitori Holdings Co. Ltd.	15,500	1,400,459
ORIX Corp.	55,360	4,789,954
Rakuten, Inc.	3,833	4,099,099
Toyota Motor Corp.	170,900	6,630,117
Unicharm Corp.	74,900	4,048,003
		54,355,463
MACAU — 0.5%
Sands China Ltd.	624,800	2,133,234
NETHERLANDS — 4.0%
ASML Holding NV	88,652	4,066,837
European Aeronautic Defence and Space Co. NV	143,099	4,789,819
Gemalto NV	36,260	2,309,477
Koninklijke Vopak NV	50,511	2,977,319
Unilever NV CVA	79,229	2,492,763
		16,636,215
NORWAY — 2.0%
Statoil ASA	269,754	6,083,350
Telenor ASA	148,120	2,164,307
		8,247,657
PEOPLE’S REPUBLIC OF CHINA — 2.1%
Baidu, Inc. ADR(1)	25,937	3,054,601
Industrial & Commercial Bank of China Ltd. H Shares	2,363,715	1,437,436
Lenovo Group Ltd.	1,956,000	1,663,276
Tencent Holdings Ltd.	98,700	2,713,708
		8,869,021
PERU — 0.8%
Credicorp Ltd.	27,626	3,446,896
PORTUGAL — 1.0%
Jeronimo Martins SGPS SA	243,654	4,327,863
RUSSIAN FEDERATION — 1.3%
Magnit OJSC GDR(1)	110,265	2,712,519
Sberbank of Russia	1,166,558	2,889,564
		5,602,083
SINGAPORE — 1.1%
DBS Group Holdings Ltd.	255,000	2,616,095
Keppel Corp. Ltd.	263,000	2,036,893
		4,652,988
SOUTH KOREA — 2.7%
Hyundai Motor Co.	23,910	4,943,055
Samsung Electronics Co. Ltd.	6,059	6,216,860
		11,159,915
SPAIN — 2.6%
Banco Bilbao Vizcaya Argentaria SA	387,145	2,203,000
Grifols SA(1)	252,002	5,716,313
Inditex SA	34,865	2,880,650
		10,799,963
SWEDEN — 3.0%
Atlas Copco AB A Shares	126,269	2,542,935
Electrolux AB	99,068	1,877,853
Elekta AB B Shares	37,401	1,793,209
Getinge AB B Shares	73,998	1,838,618
Swedbank AB A Shares	204,122	2,899,772
Volvo AB B Shares	150,653	1,691,204
		12,643,591
SWITZERLAND — 8.5%
Adecco SA(1)	54,407	2,111,642
Nestle SA	170,485	9,662,016
Roche Holding AG	28,847	4,502,193
Syngenta AG	21,808	6,982,332
UBS AG(1)	304,653	3,434,344
Wolseley plc	117,732	4,006,385
Xstrata plc	170,990	2,431,062
Zurich Financial Services AG(1)	13,499	2,759,975
		35,889,949
TAIWAN (REPUBLIC OF CHINA) — 1.8%
Hon Hai Precision Industry Co. Ltd.	1,469,000	4,306,402
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	251,427	3,452,093
		7,758,495
THAILAND — 0.9%
Kasikornbank PCL NVDR	761,500	3,709,964
TURKEY — 0.6%
Turkiye Garanti Bankasi AS	751,871	2,411,148
UNITED KINGDOM — 15.6%
Admiral Group plc	88,164	1,411,776
Aegis Group plc	573,703	1,435,926
Aggreko plc	97,616	3,306,799
Antofagasta plc	147,889	2,283,824
ARM Holdings plc	144,614	1,128,883
BG Group plc	288,429	5,523,246

9

	Shares	Value
Burberry Group plc	111,129	$2,341,289
Capita Group plc (The)	240,437	2,290,070
Compass Group plc	165,735	1,624,540
GlaxoSmithKline plc	170,742	3,784,062
HSBC Holdings plc (Hong Kong)	525,076	4,143,619
Intercontinental Hotels Group plc	153,810	3,617,413
Intertek Group plc	101,521	4,138,478
Kingfisher plc	722,606	3,140,579
Lloyds Banking Group plc(1)	7,472,126	2,922,771
Petrofac Ltd.	192,741	4,595,401
Reckitt Benckiser Group plc	51,089	2,711,750
Rio Tinto plc	109,143	4,676,272
Standard Chartered plc	142,293	2,870,663
Vodafone Group plc	1,662,336	4,432,247
Whitbread plc	116,538	3,346,104
		65,725,712
TOTAL COMMON STOCKS (Cost $406,708,338)		413,237,300
Temporary Cash Investments — 2.3%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25% - 2.625%, 9/15/14 - 12/31/14, valued at $3,688,757), in a joint trading account at 0.16%, dated 5/31/12, due 6/1/12 (Delivery value $3,614,540)		3,614,524
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.50%, 2/15/36, valued at $3,706,075), in a joint trading account at 0.13%, dated 5/31/12, due 6/1/12 (Delivery value $3,614,537)		3,614,529
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 3.625%, 8/15/19, valued at $2,542,558), in a joint trading account at 0.10%, dated 5/31/12, due 6/1/12 (Delivery value $2,488,571)		2,488,564
TOTAL TEMPORARY CASH INVESTMENTS (Cost $9,717,617)		9,717,617
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $416,425,955)		422,954,917
OTHER ASSETS AND LIABILITIES — (0.4)%		(1,674,238)
TOTAL NET ASSETS — 100.0%		$421,280,679

Market Sector Diversification
(as a % of net assets)
Financials	18.1%
Consumer Discretionary	16.5%
Industrials	13.4%
Consumer Staples	12.6%
Information Technology	9.6%
Materials	9.4%
Health Care	8.7%
Energy	7.3%
Telecommunication Services	2.3%
Utilities	0.2%
Cash and Equivalents*	1.9%

*Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

ADR = American Depositary Receipt
CVA = Certificaten Van Aandelen
GDR = Global Depositary Receipt
NVDR = Non-Voting Depositary Receipt
OJSC = Open Joint Stock Company

(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

MAY 31, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $416,425,955)	$422,954,917
Foreign currency holdings, at value (cost of $538,334)	535,232
Receivable for investments sold	2,377,445
Receivable for capital shares sold	339,925
Dividends and interest receivable	1,818,791
Other assets	4,254
428,030,564

Liabilities
Payable for investments purchased	6,352,058
Accrued management fees	397,827
6,749,885

Net Assets	$421,280,679

Institutional Class Capital Shares, $0.01 Par Value
Shares authorized	100,000,000
Shares outstanding	49,992,893

Net Asset Value Per Share	$8.43

Net Assets Consist of:
Capital (par value and paid-in surplus)	$428,324,599
Undistributed net investment income	4,358,339
Accumulated net realized loss	(17,941,365)
Net unrealized appreciation	6,539,106
$421,280,679

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $895,775)	$7,106,538
Interest	2,320
7,108,858

Expenses:
Management fees	2,190,522
Directors’ fees and expenses	6,627
Other expenses	1,370
2,198,519

Net investment income (loss)	4,910,339

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	1,411,314
Foreign currency transactions	(212,837)
1,198,477

Change in net unrealized appreciation (depreciation) on:
Investments	(19,047,452)
Translation of assets and liabilities in foreign currencies	(14,407)
(19,061,859)

Net realized and unrealized gain (loss)	(17,863,382)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(12,953,043)

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2012 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2011
Increase (Decrease) in Net Assets	May 31, 2012	November 30, 2011
Operations
Net investment income (loss)	$4,910,339	$3,240,776
Net realized gain (loss)	1,198,477	(7,431,146)
Change in net unrealized appreciation (depreciation)	(19,061,859)	(10,586,156)
Net increase (decrease) in net assets resulting from operations	(12,953,043)	(14,776,526)

Distributions to Shareholders
From net investment income	(3,008,478)	(2,574,499)

Capital Share Transactions
Proceeds from shares sold	95,957,119	125,698,997
Proceeds from reinvestment of distributions	3,008,478	2,574,499
Payments for shares redeemed	(6,957,794)	(15,905,615)
Net increase (decrease) in net assets from capital share transactions	92,007,803	112,367,881

Net increase (decrease) in net assets	76,046,282	95,016,856

Net Assets
Beginning of period	345,234,397	250,217,541
End of period	$421,280,679	$345,234,397

Undistributed net investment income	$4,358,339	$2,456,478

Transactions in Shares of the Fund
Sold	10,781,978	13,582,598
Issued in reinvestment of distributions	361,162	266,500
Redeemed	(789,159)	(1,689,808)
Net increase (decrease) in shares of the fund	10,353,981	12,159,290

See Notes to Financial Statements.

13

Notes to Financial Statements

MAY 31, 2012 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT International Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek capital growth. The fund pursues its objective by investing primarily in equity securities of companies in at least three developed countries (excluding the United States). The fund is not permitted to invest in any securities issued by companies assigned by the Global Industry Classification Standard to the tobacco industry.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

14

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. Additionally, non-U.S. tax returns filed by the fund due to investments in certain foreign securities remain subject to examination by the relevant taxing authority for seven years from the date of filing. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.  The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

15

3. Fees and Transactions with Related Parties

Management Fees —The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The strategy assets of the fund include the assets of International Growth Fund, one fund in a series issued by the corporation. The annual management fee schedule ranges from 0.90% to 1.30%. The effective annual management fee for the six months ended May 31, 2012 was 1.10%.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC. The fund is wholly owned, in aggregate, by various funds in a series issued by American Century Asset Allocation Portfolios, Inc. (ACAAP). ACAAP does not invest in the fund for the purpose of exercising management or control.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended May 31, 2012 were $260,243,265 and $171,183,324, respectively.

5. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Foreign Common Stocks	$15,314,553	$397,922,747	—
Temporary Cash Investments	—	9,717,617	—
Total Value of Investment Securities	$15,314,553	$407,640,364	—

16

6. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$422,066,524
Gross tax appreciation of investments	$26,900,883
Gross tax depreciation of investments	(26,012,490)
Net tax appreciation (depreciation) of investments	$888,393

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2011, the fund had accumulated capital losses of $(8,278,098), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2017. The Regulated Investment Company Modernization Act of 2010 allows the fund to carry forward capital losses incurred in future taxable years for an unlimited period. Any losses incurred during future taxable years will be required to be utilized prior to the losses which carry an expiration date. As a result, capital loss carryforwards may be more likely to expire unused.

The fund has elected to treat $(5,863,340) of net capital losses incurred in the one-month period ended November 30, 2011, as having been incurred in the following fiscal year for federal income tax purposes.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data											Ratios and Supplemental Data
	Net Asset Value, Beginning of Period	Income From Investment Operations:				Distributions From:					Ratio to Average Net Assets of:
		Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Institutional Class
2012(2)	$8.71	0.11	(3)	(0.32)	(0.21)	(0.07)	—	(0.07)	$8.43	(2.36)%	1.11	%(4)	2.47	%(4)	44%	$421,281
2011	$9.11	0.10	(3)	(0.41)	(0.31)	(0.09)	—	(0.09)	$8.71	(3.47)%	1.12%		1.04%		77%	$345,234
2010	$8.61	0.08	(3)	0.54	0.62	(0.12)	—	(0.12)	$9.11	7.28%	1.14%		0.95%		85%	$250,218
2009	$6.29	0.10	(3)	2.33	2.43	(0.11)	—	(0.11)	$8.61	39.09%	1.18%		1.41%		132%	$163,476
2008	$12.72	0.16	(3)	(6.18)	(6.02)	(0.12)	(0.29)	(0.41)	$6.29	(48.82)%	1.12%		1.62%		119%	$55,860
2007	$10.34	0.12		2.29	2.41	(0.03)	—	(0.03)	$12.72	23.40%	1.07%		1.15%		104%	$67,703

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(2)	Six months ended May 31, 2012 (unaudited).

(3)	Computed using average shares outstanding throughout the period.

(4)	Annualized.

See Notes to Financial Statements.

18

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century World Mutual Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-75485   1207

SEMIANNUAL REPORT          |          MAY 31, 2012

NT Emerging Markets Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Notes to Financial Statements	14
Financial Highlights	18
Additional Information	19

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended May 31, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the next annual report, dated November 30, 2012, will provide additional market perspective and commentary from our portfolio management team.

Macroeconomic and Financial Market Overview

The six-month period covered by this report began in late 2011 on a relatively strong note, with market values, yields, and investor activity reflecting optimism for 2012. Concerns about the European sovereign debt crisis had eased somewhat. Renewed optimism (similar to early in the first quarter of 2011) inspired investors to generally favor stocks over bonds, and higher-yielding investments over lower-yielding.

This risk-tolerant attitude prevailed through March 2012, but broke down in April and May. During the first four months, investor optimism helped push equities—both domestic and foreign—to double-digit returns. In contrast, the U.S. Treasury market suffered negative returns.

But trends reversed during the final two months of the reporting period. Several U.S. growth indicators slowed, and Europe’s sovereign debt crisis turned for the worse. Spain’s banking sector deteriorated, and Greece’s failure to form a coalition government after elections in May led to concerns that the country might leave the eurozone. Investor preferences generally shifted from stocks to safe-haven assets, particularly U.S. Treasuries.

As a result, investment returns for the six months were mixed. The biggest gainers included long-maturity U.S. government and municipal bonds, and high-yield bonds. The biggest decliners included commodities and international stocks, particularly European stocks. Between those extremes were middling returns for broad U.S. indices—the S&P 500 Index advanced 6.23%, while its bond counterpart, the Barclays U.S. Aggregate Bond Index, advanced 3.46%.

In this uncertain, unstable environment, we continue to believe in a disciplined, diversified, long-term investment approach. We appreciate your continued trust in us during these unsettled times.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

The assets under management in American Century Investments’ funds grow through investors placing new assets in the funds and through market appreciation. Asset growth has been at near record levels over the past two calendar years as market movements were upward, the funds’ relative returns were generally favorable, and the distribution strategies implemented by fund management have been successful.

The board reviews fund performance and distribution strategies on a regular basis. Several years ago, the fund’s management team discussed with the board its plans to grow fund assets in the intermediary, institutional and international distribution channels. These distribution strategies have produced strong positive growth. The growth in the intermediary channel recognizes the funds’ strong relative investment performance and the desire of many shareholders to seek financial guidance. Investors in both the institutional and international channels appear to find the funds’ risk-based investment strategies attractive. The board continues to support fund management’s strategies to increase fund assets and will continue to work to provide the benefits of these gains to fund shareholders.

We continue to receive a steady flow of very thoughtful questions from shareholders. If there are issues that you would like the board to address please email me at dhpratt@fundboardchair.com. Thank you for your continued investment in American Century Investments funds.

Best regards,

Don Pratt

3

Performance

Total Returns as of May 31, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Institutional Class	ACLKX	-1.15%	-21.17%	-4.18%	1.34%	5/12/06
MSCI Emerging Markets Growth Index	—	-0.27%	-20.31%	-1.38%	2.37%(2)	—

(1)	Total returns for periods less than one year are not annualized.

(2)	Since 4/30/06, the date nearest the Institutional Class’s inception for which data are available.

Total Annual Fund Operating Expenses
Institutional Class 1.52%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

Fund Characteristics

MAY 31, 2012
Top Ten Holdings	% of net assets
Samsung Electronics Co. Ltd.	7.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.4%
Tencent Holdings Ltd.	2.2%
Cia de Bebidas das Americas Preference Shares ADR	2.1%
Hon Hai Precision Industry Co. Ltd.	2.0%
Vale SA Preference Shares	2.0%
CNOOC Ltd.	1.8%
Ping An Insurance Group Co. H Shares	1.6%
BR Malls Participacoes SA	1.5%
Hotel Shilla Co. Ltd.	1.4%

Types of Investments in Portfolio	% of net assets
Foreign Common Stocks	95.7%
Exchange-Traded Funds	1.7%
Total Equity Exposure	97.4%
Temporary Cash Investments	2.5%
Other Assets and Liabilities	0.1%

Investments by Country	% of net assets
South Korea	17.6%
Brazil	13.9%
People’s Republic of China	11.3%
Taiwan (Republic of China)	9.0%
South Africa	6.8%
Hong Kong	6.1%
Mexico	5.1%
Thailand	5.0%
Turkey	3.6%
Russian Federation	3.4%
Indonesia	3.4%
India	2.9%
United Kingdom	2.8%
Other Countries	6.5%
Cash and Equivalents*	2.6%

*Includes temporary cash investments and other assets and liabilities.

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2011 to May 31, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/11	Ending Account Value 5/31/12	Expenses Paid During Period(1) 12/1/11 - 5/31/12	Annualized Expense Ratio(1)
Actual
Institutional Class	$1,000	$988.50	$7.66	1.54%
Hypothetical
Institutional Class	$1,000	$1,017.30	$7.77	1.54%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

7

Schedule of Investments

MAY 31, 2012 (UNAUDITED)

	Shares	Value
Common Stocks — 95.7%
BRAZIL — 13.9%
BR Malls Participacoes SA	199,000	$2,195,379
BR Properties SA	149,300	1,702,606
BRF - Brasil Foods SA	89,400	1,382,545
CCR SA	175,300	1,341,140
Cia de Bebidas das Americas Preference Shares ADR	80,975	3,105,391
Cia de Saneamento de Minas Gerais-COPASA	21,298	455,032
Cia Hering	56,700	1,155,450
Cielo SA	49,205	1,306,701
Itau Unibanco Holding SA Preference Shares	58,200	840,024
Marcopolo SA Preference Shares	226,800	1,048,058
Tim Participacoes SA ADR	36,517	892,841
Ultrapar Participacoes SA	91,900	1,859,097
Vale SA Preference Shares	162,000	2,923,767
		20,208,031
CHILE — 0.8%
SACI Falabella	123,788	1,113,565
HONG KONG — 6.1%
Belle International Holdings Ltd.	873,000	1,401,470
Brilliance China Automotive Holdings Ltd.(1)	1,164,000	1,141,272
China Overseas Land & Investment Ltd.	774,000	1,617,496
China Unicom Ltd.	244,000	335,119
CNOOC Ltd.	1,455,000	2,631,974
Kunlun Energy Co. Ltd.	1,052,000	1,797,260
		8,924,591
INDIA — 2.9%
HDFC Bank Ltd.	162,589	1,465,567
ICICI Bank Ltd. ADR	25,295	712,054
Jubilant Foodworks Ltd.(1)	34,898	793,971
Tata Motors Ltd.	294,746	1,222,914
		4,194,506
INDONESIA — 3.4%
PT AKR Corporindo Tbk	3,117,000	1,119,136
PT Astra International Tbk	106,000	725,085
PT Bank Rakyat Indonesia (Persero) Tbk	1,109,000	666,580
PT Charoen Pokphand Indonesia Tbk	4,074,500	1,137,826
PT Semen Gresik (Persero) Tbk	1,062,500	1,237,699
		4,886,326
MALAYSIA — 1.1%
Axiata Group Bhd	425,000	719,556
Genting Malaysia Bhd	759,000	883,017
		1,602,573
MEXICO — 5.1%
Alfa SAB de CV, Series A	124,068	1,554,157
Cemex SAB de CV ADR(1)	58,767	325,569
Fomento Economico Mexicano SAB de CV ADR	22,295	1,757,515
Grupo Financiero Banorte SAB de CV	286,586	1,280,732
Mexichem SAB de CV	324,638	1,127,734
Wal-Mart de Mexico SAB de CV	579,861	1,400,941
		7,446,648
PEOPLE’S REPUBLIC OF CHINA — 11.3%
AAC Technologies Holdings, Inc.	590,000	1,862,386
China BlueChemical Ltd. H Shares(1)	1,732,000	1,196,091
China Minsheng Banking Corp. Ltd. H Shares	1,977,500	1,887,931
Focus Media Holding Ltd. ADR	61,844	1,286,355
Hengan International Group Co. Ltd.	117,000	1,119,267
Industrial & Commercial Bank of China Ltd. H Shares	2,456,095	1,493,615
Lenovo Group Ltd.	842,000	715,991
Ping An Insurance Group Co. H Shares	313,000	2,304,688
Qihoo 360 Technology Co. Ltd. ADR(1)	36,199	723,980
Tencent Holdings Ltd.	115,100	3,164,618
ZTE Corp. H Shares	372,960	739,044
		16,493,966
PERU — 1.1%
Credicorp Ltd.	12,487	1,558,003
POLAND — 0.6%
Powszechna Kasa Oszczednosci Bank Polski SA	99,544	898,285
RUSSIAN FEDERATION — 3.4%
Magnit OJSC GDR(1)	34,375	845,625
Mail.ru Group Ltd. GDR(1)	17,265	541,603
Mobile Telesystems OJSC ADR(1)	93,946	1,563,262
Sberbank of Russia	807,114	1,999,221
		4,949,711

8

	Shares	Value
SOUTH AFRICA — 6.8%
Aspen Pharmacare Holdings Ltd.(1)	77,728	$1,076,369
Barloworld Ltd.	114,692	1,142,719
Clicks Group Ltd.	196,210	1,081,338
Discovery Holdings Ltd.	208,064	1,218,471
Exxaro Resources Ltd.	76,145	1,696,605
Mr Price Group Ltd.	149,883	1,839,532
Naspers Ltd. N Shares	19,900	1,052,156
Sasol Ltd.	17,023	724,121
		9,831,311
SOUTH KOREA — 17.6%
Cheil Worldwide, Inc.	38,280	585,430
Grand Korea Leisure Co. Ltd.	72,470	1,399,971
Hotel Shilla Co. Ltd.	45,462	2,072,320
Hyundai Glovis Co. Ltd.	9,278	1,639,028
Hyundai Motor Co.	7,144	1,476,921
Kia Motors Corp.	27,772	1,887,155
LG Chem Ltd.	2,527	623,052
LG Household & Health Care Ltd.	3,691	1,826,346
NCSoft Corp.	6,671	1,356,526
Orion Corp.	1,450	1,181,868
Samsung Electronics Co. Ltd.	11,242	11,534,897
		25,583,514
SWITZERLAND — 0.3%
Ferrexpo plc	141,520	430,114
TAIWAN (REPUBLIC OF CHINA) — 9.0%
Catcher Technology Co. Ltd.	196,000	1,244,371
Hon Hai Precision Industry Co. Ltd.	1,004,553	2,944,867
Taiwan Semiconductor Manufacturing Co. Ltd.	2,777,774	7,919,746
United Microelectronics Corp.	2,330,000	1,022,615
		13,131,599
THAILAND — 5.0%
Advanced Info Service PCL	238,200	1,340,179
Banpu PCL	84,650	1,197,313
CP ALL PCL	1,571,600	1,691,884
Kasikornbank PCL NVDR	285,000	1,388,496
Siam Cement PCL NVDR	161,100	1,731,768
		7,349,640
TURKEY — 3.6%
BIM Birlesik Magazalar AS	32,151	1,301,730
Koza Altin Isletmeleri AS	51,463	869,331
TAV Havalimanlari Holding AS	204,799	990,635
Tofas Turk Otomobil Fabrikasi	297,212	1,010,497
Turkiye Garanti Bankasi AS	341,652	1,095,631
		5,267,824
UNITED ARAB EMIRATES — 0.9%
Dragon Oil plc	169,973	1,306,537
UNITED KINGDOM — 2.8%
Antofagasta plc	57,356	885,739
Petrofac Ltd.	75,728	1,805,535
Tullow Oil plc	63,477	1,391,153
		4,082,427
TOTAL COMMON STOCKS (Cost $127,665,383)		139,259,171
Exchange-Traded Funds — 1.7%
Global X FTSE Colombia 20 ETF	34,741	721,918
iShares MSCI Emerging Markets Index Fund	47,299	1,783,172
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,622,572)		2,505,090
Temporary Cash Investments — 2.5%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25% - 2.625%, 9/15/14 - 12/31/14, valued at $1,381,349), in a joint trading account at 0.16%, dated 5/31/12, due 6/1/12 (Delivery value $1,353,556)		1,353,550
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.50%, 2/15/36, valued at $1,387,834), in a joint trading account at 0.13%, dated 5/31/12, due 6/1/12 (Delivery value $1,353,556)		1,353,551
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 3.625%, 8/15/19, valued at $952,125), in a joint trading account at 0.10%, dated 5/31/12, due 6/1/12 (Delivery value $931,911)		931,908
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,639,009)		3,639,009
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $133,926,964)		145,403,270
OTHER ASSETS AND LIABILITIES — 0.1%		188,986
TOTAL NET ASSETS — 100.0%		$145,592,256

9

Market Sector Diversification
(as a % of net assets)
Information Technology	24.1%
Financials	16.7%
Consumer Discretionary	15.4%
Consumer Staples	11.5%
Materials	8.9%
Energy	8.7%
Industrials	6.1%
Telecommunication Services	3.3%
Diversified	1.7%
Health Care	0.7%
Utilities	0.3%
Cash and Equivalents*	2.6%

*Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

ADR = American Depositary Receipt
ETF = Exchange-Traded Fund
FTSE = Financial Times Stock Exchange
GDR = Global Depositary Receipt
MSCI = Morgan Stanley Capital International
NVDR = Non-Voting Depositary Receipt
OJSC = Open Joint Stock Company

(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

MAY 31, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $133,926,964)	$145,403,270
Foreign currency holdings, at value (cost of $70,763)	69,979
Receivable for investments sold	514,907
Receivable for capital shares sold	109,423
Dividends and interest receivable	310,638
Other assets	17,268
146,425,485

Liabilities
Payable for investments purchased	636,579
Accrued management fees	193,189
Accrued foreign taxes	3,461
833,229

Net Assets	$145,592,256

Institutional Class Capital Shares, $0.01 Par Value
Shares authorized	100,000,000
Shares outstanding	16,494,051

Net Asset Value Per Share	$8.83

Net Assets Consist of:
Capital (par value and paid-in surplus)	$142,056,244
Undistributed net investment income	283,967
Accumulated net realized loss	(8,209,691)
Net unrealized appreciation	11,461,736
$145,592,256

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $129,268)	$1,344,888
Interest	700
1,345,588

Expenses:
Management fees	1,066,709
Directors’ fees and expenses	2,311
Other expenses	1,145
1,070,165

Net investment income (loss)	275,423

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(2,192,931)
Foreign currency transactions	(126,431)
(2,319,362)

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(3,461))	(399,892)
Translation of assets and liabilities in foreign currencies	(7,244)
(407,136)

Net realized and unrealized gain (loss)	(2,726,498)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,451,075)

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2012 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2011
Increase (Decrease) in Net Assets	May 31, 2012	November 30, 2011
Operations
Net investment income (loss)	$275,423	$414,293
Net realized gain (loss)	(2,319,362)	(2,837,788)
Change in net unrealized appreciation (depreciation)	(407,136)	(12,475,619)
Net increase (decrease) in net assets resulting from operations	(2,451,075)	(14,899,114)

Distributions to Shareholders
From net investment income	(117,035)	—

Capital Share Transactions
Proceeds from shares sold	30,534,984	47,150,673
Proceeds from reinvestment of distributions	117,035	—
Payments for shares redeemed	(2,173,177)	(3,679,600)
Net increase (decrease) in net assets from capital share transactions	28,478,842	43,471,073

Net increase (decrease) in net assets	25,910,732	28,571,959

Net Assets
Beginning of period	119,681,524	91,109,565
End of period	$145,592,256	$119,681,524

Undistributed net investment income	$283,967	$125,579

Transactions in Shares of the Fund
Sold	3,335,324	4,848,404
Issued in reinvestment of distributions	12,216	—
Redeemed	(237,601)	(360,351)
Net increase (decrease) in shares of the fund	3,109,939	4,488,053

See Notes to Financial Statements.

13

Notes to Financial Statements

MAY 31, 2012 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Emerging Markets Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek capital growth. The fund pursues its objective by investing at least 80% of its assets in equity securities of companies located in emerging market countries. The fund is not permitted to invest in any securities issued by companies assigned by the Global Industry Classification Standard to the tobacco industry.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

14

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. Additionally, non-U.S. tax returns filed by the fund due to investments in certain foreign securities remain subject to examination by the relevant taxing authority for seven years from the date of filing. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

15

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The strategy assets of the fund include the assets of Emerging Markets Fund, one fund in a series issued by the corporation. The annual management fee schedule ranges from 1.05% to 1.65%. The effective annual management fee for the six months ended May 31, 2012 was 1.54%.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC. The fund is wholly owned, in aggregate, by various funds in a series issued by American Century Asset Allocation Portfolios, Inc. (ACAAP). ACAAP does not invest in the fund for the purpose of exercising management or control.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended May 31, 2012 were $99,243,189 and $72,902,831, respectively.

5. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

16

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Foreign Common Stocks	$11,924,970	$127,334,201	—
Exchange-Traded Funds	2,505,090	—	—
Temporary Cash Investments	—	3,639,009	—
Total Value of Investment Securities	$14,430,060	$130,973,210	—

6. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$135,553,069
Gross tax appreciation of investments	$15,491,854
Gross tax depreciation of investments	(5,641,653)
Net tax appreciation (depreciation) of investments	$9,850,201

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2011, the fund had accumulated capital losses of $(1,146,451), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2017. The Regulated Investment Company Modernization Act of 2010 allows the fund to carry forward capital losses incurred in future taxable years for an unlimited period. Any losses incurred during future taxable years will be required to be utilized prior to the losses which carry an expiration date. As a result, capital loss carryforwards may be more likely to expire unused.

The fund has elected to treat $(3,187,944) of net capital losses incurred in the one-month period ended November 30, 2011, as having been incurred in the following fiscal year for federal income tax purposes.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:				Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Institutional Class
2012(2)	$8.94	0.02	(3)	(0.12)	(0.10)	(0.01)	—	(0.01)	$8.83	(1.15)%	1.54	%(4)	0.40	%(4)	53%	$145,592
2011	$10.24	0.04	(3)	(1.34)	(1.30)	—	—	—	$8.94	(12.70)%	1.52%		0.37%		87%	$119,682
2010	$8.86	0.02	(3)	1.37	1.39	(0.01)	—	(0.01)	$10.24	15.73%	1.52%		0.19%		94%	$91,110
2009	$5.12	0.02	(3)	3.74	3.76	(0.02)	—	(0.02)	$8.86	73.87%	1.57%		0.36%		158%	$60,311
2008	$16.19	0.11	(3)	(8.52)	(8.41)	(0.20)	(2.46)	(2.66)	$5.12	(61.75)%	1.52%		1.17%		157%	$20,715
2007	$11.01	0.15		5.12	5.27	(0.09)	—	(0.09)	$16.19	48.22%	1.46%		1.12%		113%	$28,378

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(2)	Six months ended May 31, 2012 (unaudited).

(3)	Computed using average shares outstanding throughout the period.

(4)	Annualized.

See Notes to Financial Statements.

18

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century World Mutual Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-75484   1207

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century World Mutual Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	July 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	July 30, 2012

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	July 30, 2012